PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya VACS Index Series SC Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97 .3%
Communication Services : 2 .5%
16,955
(1)
Altice USA, Inc. - Class
A
$ 22,042
0.0
31,368
(1)
AMC Entertainment
Holdings, Inc. - Class A
30,741
0.0
2,261
(1)
AMC Networks, Inc.
- Class A
15,352
0.0
2,326
(1)
Angi, Inc.
15,933
0.0
800
(1)
Anterix, Inc.
30,552
0.0
3,440
(1)
Atlanta Braves
Holdings, Inc. - Class
C
146,888
0 .1
740
ATN International, Inc.
20,143
0.0
1,738
(1)
Bandwidth, Inc. - Class
A
30,971
0.0
1,607
(1)
Boston Omaha Corp.
- Class A
18,770
0.0
4,495
(1)
Bumble, Inc. - Class A
14,654
0.0
332
(1)
Cable One, Inc.
30,282
0.0
5,007
(1)
CarGurus, Inc.
170,488
0 .1
3,709
(1)
Cars.com, Inc.
30,117
0.0
6,577  Cinemark Holdings,
Inc.
187,576
0 .1
2,985  Cogent
Communications
Holdings, Inc.
56,237
0.0
2,384
CuriosityStream, Inc.
7,057
0.0
8,456
(1)
EchoStar Corp. - Class
A
989,944
0 .5
3,137  Entravision
Communications Corp.
- Class A
9,317
0.0
1,793
(1)
EverQuote, Inc. - Class
A
27,648
0.0
3,771
(1)
EW Scripps Co.
- Class A
14,028
0.0
1,781
(1)(2)
fuboTV, Inc. - Class A
16,848
0.0
9,333
(1)
Gannett Co., Inc.
65,798
0 .1
3,157
(1)
Globalstar, Inc.
209,688
0 .1
4,266
(1)
Gogo, Inc.
17,149
0.0
5,516
Gray Television, Inc.
23,939
0.0
1,946
(1)
Grindr, Inc.
23,527
0.0
809
(1)
Ibotta, Inc. - Class A
24,246
0.0
1,032
IDT Corp. - Class B
50,671
0.0
8,011
(1)
iHeartMedia, Inc.
- Class A
23,392
0.0
2,695
(1)
IMAX Corp.
102,437
0 .1
2,580  John Wiley & Sons,
Inc. - Class A
98,298
0 .1
10,944
(1)
Liberty Latin America
Ltd. - Class C
96,526
0 .1
13,121
(1)
Lionsgate Studios
Corp.
125,830
0 .1
59,626
(1)
Lumen Technologies,
Inc.
414,401
0 .2
2,535
(1)
Madison Square
Garden Entertainment
Corp.
149,337
0 .1
9,129
(1)
Magnite, Inc.
108,453
0 .1
1,661
Marcus Corp.
28,519
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
2,154
(1)
MediaAlpha, Inc.
- Class A
$ 20,032
0.0
4,209  National CineMedia,
Inc.
12,837
0.0
3,017
(1)
Newsmax, Inc.
15,749
0.0
13,897
(1)
Nextdoor Holdings,
Inc.
19,456
0.0
2,003
(1)
Nexxen International
Ltd.
13,060
0.0
3,345
Playtika Holding Corp.
9,299
0.0
2,606
(1)
PubMatic, Inc. - Class
A
21,317
0.0
3,605
(1)
QuinStreet, Inc.
43,296
0.0
6,634
(1)(2)
Rumble, Inc.
33,833
0.0
1,322
(2)
Scholastic Corp.
51,637
0.0
3,422  Shenandoah
Telecommunications
Co.
52,767
0.0
1,763
Shutterstock, Inc.
29,283
0.0
2,529
Sinclair, Inc.
32,725
0.0
1,696
(1)
Sphere Entertainment
Co.
199,110
0 .1
1,295
Spok Holdings, Inc.
14,116
0.0
7,135
(1)
Stagwell, Inc.
44,879
0.0
755
(1)
Starz Entertainment
Corp.
8,683
0.0
1,938
(1)
TechTarget, Inc.
7,519
0.0
6,040  Telephone and Data
Systems, Inc.
254,284
0 .2
2,121
(1)
Thryv Holdings, Inc.
5,812
0.0
7,525
(1)
TripAdvisor, Inc.
80,217
0 .1
10,302
(1)
Uniti Group, Inc.
96,633
0 .1
1,173
(1)(2)
Webtoon
Entertainment, Inc.
10,780
0.0
3,817
(1)
Yelp, Inc.
94,433
0 .1
2,513
(1)
Ziff Davis, Inc.
105,445
0 .1
3,791
(1)
ZipRecruiter, Inc.
- Class A
6,975
0.0
4,731,976
2 .5
Consumer Discretionary : 8 .5%
2,831
(1)
Abercrombie & Fitch
Co. - Class A
258,668
0 .2
4,149  Academy Sports &
Outdoors, Inc.
234,211
0 .1
3,574
(1)
Accel Entertainment,
Inc.
38,992
0.0
1,737  Acushnet Holdings
Corp.
162,375
0 .1
5,060
(1)
Adient PLC
102,263
0 .1
2,128
(1)
Adtalem Global
Education, Inc.
245,252
0 .1
3,763  Advance Auto Parts,
Inc.
198,498
0 .1
1,213  A-Mark Precious
Metals, Inc.
48,617
0.0
13,923
(1)
American Axle
& Manufacturing
Holdings, Inc.
82,563
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
9,952  American Eagle
Outfitters, Inc.
$ 166,198
0 .1
1,117
(1)
American Public
Education, Inc.
63,535
0.0
442
(1)
America's Car-Mart,
Inc.
5,627
0.0
6,407
(1)
AMMO, Inc.
12,878
0.0
3,440
Arhaus, Inc.
23,323
0.0
4,982
Arko Corp.
27,700
0.0
1,222
(1)
Asbury Automotive
Group, Inc.
238,791
0 .1
586
(1)
Bally's Corp.
5,649
0.0
796
(1)
Barnes & Noble
Education, Inc.
7,029
0.0
1,922
(1)
Beazer Homes USA,
Inc.
36,979
0.0
1,306
(1)
BJ's Restaurants, Inc.
45,841
0.0
996
(1)
Black Rock Coffee Bar,
Inc. - Class A
12,868
0.0
5,379
Bloomin' Brands, Inc.
29,047
0.0
1,922
(1)
Boot Barn Holdings,
Inc.
281,304
0 .2
6,493
Brightstar Lottery PLC
82,721
0 .1
2,700
(1)
Brinker International,
Inc.
385,479
0 .2
2,016
Buckle, Inc.
101,526
0 .1
817  Build-A-Bear
Workshop, Inc.
30,597
0.0
2,195
Caleres, Inc.
23,135
0.0
3,833  Camping World
Holdings, Inc. - Class A
26,179
0.0
7,377
(1)
Capri Holdings Ltd.
129,983
0 .1
972
Carriage Services, Inc.
44,382
0.0
2,281
Carter's, Inc.
81,569
0 .1
486
(1)
Cavco Industries, Inc.
235,365
0 .1
1,730  Century Communities,
Inc.
99,267
0 .1
2,863  Cheesecake Factory,
Inc.
156,749
0 .1
303
(1)
Citi Trends, Inc.
13,126
0.0
1,113
(1)
Cooper-Standard
Holdings, Inc.
31,019
0.0
9,125
(1)
Coursera, Inc.
53,108
0.0
1,429
(2)
Cracker Barrel Old
Country Store, Inc.
40,169
0.0
2,739
Cricut, Inc. - Class A
10,244
0.0
7,069
Dana, Inc.
237,872
0 .1
1,732
(1)
Dave & Buster's
Entertainment, Inc.
18,758
0.0
1,929
(2)
Designer Brands, Inc.
- Class A
10,976
0.0
938  Dine Brands Global,
Inc.
24,613
0.0
1,754
(1)
Dorman Products, Inc.
183,047
0 .1
1,970
(1)
Dream Finders Homes,
Inc. - Class A
27,422
0.0
3,864
(1)
Driven Brands
Holdings, Inc.
48,725
0.0
1,666
(1)
El Pollo Loco Holdings,
Inc.
23,091
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
4,191  Ermenegildo Zegna
NV
$ 43,670
0.0
1,404  Ethan Allen Interiors,
Inc.
31,253
0.0
1,715
(1)
European Wax Center,
Inc. - Class A
9,913
0.0
8,169
(1)
EVgo, Inc.
14,051
0.0
5,683
(1)
Figs, Inc. - Class A
83,938
0 .1
3,184
(1)
First Watch Restaurant
Group, Inc.
33,368
0.0
284  Flexsteel Industries,
Inc.
12,763
0.0
2,724
(1)
Fox Factory Holding
Corp.
44,837
0.0
4,529
(1)
Frontdoor, Inc.
239,403
0 .1
2,531
(1)
Funko, Inc. - Class A
7,973
0.0
10,248
Garrett Motion, Inc.
186,206
0 .1
659
(1)
Genesco, Inc.
19,104
0.0
13,581
(1)
Genius Sports Ltd.
60,164
0.0
2,137
(1)
Gentherm, Inc.
59,366
0.0
1,447
(1)
GigaCloud Technology,
Inc. - Class A
65,665
0.0
2,297  G-III Apparel Group
Ltd.
63,627
0.0
7,018
(1)
Global Business Travel
Group I
39,160
0.0
1,252  Golden Entertainment,
Inc.
33,416
0.0
17,680
(1)
Goodyear Tire &
Rubber Co.
117,218
0 .1
202  Graham Holdings Co.
- Class B
213,567
0 .1
2,095
(1)
Green Brick Partners,
Inc.
135,023
0 .1
732  Group 1 Automotive,
Inc.
242,021
0 .1
1,580
(1)(2)
Groupon, Inc.
18,802
0.0
525
(2)
Hamilton Beach
Brands Holding Co.
- Class A
9,949
0.0
1,008  Haverty Furniture Cos.,
Inc.
21,349
0.0
1,487
(1)
Helen of Troy Ltd.
21,443
0.0
3,847
(1)
Hilton Grand
Vacations, Inc.
150,495
0 .1
4,271
(1)
Holley, Inc.
13,112
0.0
312
(1)
Hovnanian Enterprises,
Inc. - Class A
34,604
0.0
1,448  Installed Building
Products, Inc.
383,937
0 .2
1,211
(2)
Jack in the Box, Inc.
11,710
0.0
572
JAKKS Pacific, Inc.
11,394
0.0
3,817
KB Home
197,530
0 .1
6,816
Kohl's Corp.
87,926
0 .1
3,457
Kontoor Brands, Inc.
242,993
0 .1
4,682
Krispy Kreme, Inc.
15,872
0.0
383
(1)
Kura Sushi USA, Inc.
- Class A
26,730
0.0
672
(1)
Lands' End, Inc.
7,553
0.0
2,862
(1)
Latham Group, Inc.
15,369
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
7,906
(1)
Laureate Education,
Inc.
$ 275,445
0 .2
2,683
La-Z-Boy, Inc.
86,232
0 .1
1,457
LCI Industries
179,182
0 .1
647
(1)
Legacy Housing Corp.
13,218
0.0
8,278
Leggett & Platt, Inc.
81,787
0 .1
1,404
(1)
LGI Homes, Inc.
55,500
0.0
9,236
(1)
Life Time Group
Holdings, Inc.
248,818
0 .1
1,911
(1)
Lincoln Educational
Services Corp.
77,740
0 .1
2,455
(1)
Lindblad Expeditions
Holdings, Inc.
42,472
0.0
741
(1)
Lovesac Co.
10,945
0.0
1,674
(1)
M/I Homes, Inc.
204,981
0 .1
1,360
(1)
Malibu Boats, Inc.
- Class A
35,251
0.0
1,254
(1)
MarineMax, Inc.
33,933
0.0
1,746  Marriott Vacations
Worldwide Corp.
113,700
0 .1
1,222
(1)
MasterCraft Boat
Holdings, Inc.
25,063
0.0
1,713
(1)(2)
McGraw Hill, Inc.
23,468
0.0
4,197
Meritage Homes Corp.
259,543
0 .2
6,275
(1)
Mister Car Wash, Inc.
43,737
0.0
3,264
(1)
Modine Manufacturing
Co.
707,341
0 .4
814  Monarch Casino &
Resort, Inc.
77,818
0 .1
1,924
Monro, Inc.
30,861
0.0
874
(1)
Motorcar Parts of
America, Inc.
9,666
0.0
1,024
Movado Group, Inc.
25,006
0.0
165
Nathan's Famous, Inc.
16,620
0.0
4,855
(1)
National Vision
Holdings, Inc.
125,745
0 .1
2,180
(1)
Navan, Inc. - Class A
28,863
0.0
6,319  OneSpaWorld
Holdings Ltd.
145,021
0 .1
673
(1)
OneWater Marine, Inc.
- Class A
6,360
0.0
4,316
(1)
Overstock.com, Inc.
20,026
0.0
889
Oxford Industries, Inc.
34,235
0.0
2,039  Papa John's
International, Inc.
66,084
0.0
2,019
Patrick Industries, Inc.
224,250
0 .1
25,262
(1)
Peloton Interactive,
Inc. - Class A
108,374
0 .1
3,991  Perdoceo Education
Corp.
148,505
0 .1
5,180
(1)
Petco Health &
Wellness Co., Inc.
14,400
0.0
2,355
Phinia, Inc.
161,176
0 .1
3,369
Polaris, Inc.
183,611
0 .1
3,322
(1)
Portillo's, Inc. - Class A
17,573
0.0
1,380
(1)
Pursuit Attractions and
Hospitality, Inc.
50,549
0.0
507  RCI Hospitality
Holdings, Inc.
11,565
0.0
6,454
(1)
RealReal, Inc.
58,602
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
3,076  Red Rock Resorts, Inc.
- Class A
$ 164,135
0 .1
3,386
Rent-A-Center, Inc.
61,117
0.0
2,663
(1)
Revolve Group, Inc.
60,210
0.0
479
Rocky Brands, Inc.
18,547
0.0
5,837
(1)
Rush Street
Interactive, Inc.
126,955
0 .1
23,178
(1)
Sabre Corp.
33,608
0.0
6,226
(1)
Sally Beauty Holdings,
Inc.
86,230
0 .1
2,140
(1)
Savers Value Village,
Inc.
15,922
0.0
3,891
(1)(2)
Serve Robotics, Inc.
32,840
0.0
2,425
(1)
Shake Shack, Inc.
- Class A
214,540
0 .1
1,139
Shoe Carnival, Inc.
17,757
0.0
2,478
Signet Jewelers Ltd.
209,738
0 .1
6,180
(1)(2)
Six Flags
Entertainment Corp.
109,695
0 .1
3,509
(1)
Skyline Champion
Corp.
260,964
0 .2
2,846  Smith & Wesson
Brands, Inc.
40,783
0.0
10,763
(1)
Solid Power, Inc.
32,289
0.0
972  Sonic Automotive, Inc.
- Class A
66,650
0 .1
7,440
(1)
Sonos, Inc.
99,696
0 .1
1,492  Standard Motor
Products, Inc.
51,832
0.0
4,450
Steven Madden Ltd.
150,944
0 .1
6,925
(1)
Stitch Fix, Inc. - Class
A
22,922
0.0
1,441  Strategic Education,
Inc.
119,545
0 .1
258
(1)
Strattec Security Corp.
20,212
0.0
2,591
(1)
Stride, Inc.
228,449
0 .1
935  Sturm Ruger & Co.,
Inc.
37,484
0.0
10,148  Super Group SGHC
Ltd.
109,598
0 .1
6,741
(1)
Sweetgreen, Inc.
- Class A
34,986
0.0
2,122
(1)
Target Hospitality
Corp.
19,692
0.0
5,944
(1)
Taylor Morrison Home
Corp.
346,179
0 .2
5,987
(1)
ThredUp, Inc. - Class A
19,637
0.0
8,453
(1)
Topgolf Callaway
Brands Corp.
117,328
0 .1
5,147
(1)
Tri Pointe Homes, Inc.
240,519
0 .1
6,010
(1)
Udemy, Inc.
27,766
0.0
1,759
(1)
United Parks &
Resorts, Inc
57,449
0.0
3,017
(1)
Universal Technical
Institute, Inc.
108,914
0 .1
3,897
(1)
Urban Outfitters, Inc.
246,875
0 .1
4,330
(1)
Victoria's Secret & Co.
200,739
0 .1
1,709
Visteon Corp.
155,707
0 .1
6,141
(1)
Warby Parker, Inc.
- Class A
129,391
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
188
Winmark Corp.
$ 80,379
0 .1
1,784  Winnebago Industries,
Inc.
55,286
0.0
5,135  Wolverine World Wide,
Inc.
83,803
0 .1
1,665
(1)
XPEL, Inc.
73,693
0 .1
1,642
(1)
Xponential Fitness,
Inc. - Class A
9,885
0.0
899
(1)
Zumiez, Inc.
19,922
0.0
15,977,882
8 .5
Consumer Staples : 1 .8%
2,029
Andersons, Inc.
145,642
0 .1
4,929
(2)
B&G Foods, Inc.
23,709
0.0
8,178
(1)
Beauty Health Co.
7,278
0.0
25,381
(1)(2)
Beyond Meat, Inc.
17,807
0.0
1,048
Calavo Growers, Inc.
27,028
0.0
2,640
Cal-Maine Foods, Inc.
208,956
0 .1
3,781
(1)
Central Garden & Pet
Co. - Class A
122,580
0 .1
2,293
(1)
Chefs' Warehouse, Inc.
136,319
0 .1
2,985
(1)
ChromaDex Corp.
13,164
0.0
4,605
Dole PLC
65,805
0.0
2,739  Edgewell Personal
Care Co.
58,450
0.0
3,883  Energizer Holdings,
Inc.
63,759
0.0
2,238  Fresh Del Monte
Produce, Inc.
90,102
0 .1
6,085
(1)
Grocery Outlet Holding
Corp.
42,899
0.0
6,360
(1)
Herbalife Ltd.
93,619
0 .1
3,623
(1)
HF Foods Group, Inc.
6,703
0.0
5,327
(1)(2)
Honest Co., Inc.
15,661
0.0
959  Ingles Markets, Inc.
- Class A
86,205
0 .1
1,131
Inter Parfums, Inc.
102,740
0 .1
989  J & J Snack Foods
Corp.
78,398
0 .1
549  John B Sanfilippo &
Son, Inc.
43,552
0.0
1,254  Lancaster Colony
Corp.
173,466
0 .1
1,153
Limoneira Co.
15,473
0.0
2,429
(1)
Mama's Creations, Inc.
37,261
0.0
848
MGP Ingredients, Inc.
15,595
0.0
2,936
(1)
Mission Produce, Inc.
40,399
0.0
1,541
(1)
National Beverage
Corp.
51,855
0.0
806  Natural Grocers by
Vitamin Cottage, Inc.
20,835
0.0
896
(1)
Nature's Sunshine
Products, Inc.
21,495
0.0
3,030  Nu Skin Enterprises,
Inc. - Class A
22,058
0.0
670  Oil-Dri Corp. of
America
43,610
0.0
8,720
(1)
Olaplex Holdings, Inc.
17,702
0.0
1,588
PriceSmart, Inc.
238,994
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
304
(1)
Seneca Foods Corp.
- Class A
$ 45,940
0.0
5,587
(1)
Simply Good Foods
Co.
80,173
0 .1
1,436  Spectrum Brands
Holdings, Inc.
105,833
0 .1
5,896
(1)
SunOpta, Inc.
38,206
0.0
1,215  Tootsie Roll Industries,
Inc.
51,905
0.0
1,096  Turning Point Brands,
Inc.
95,122
0 .1
3,742
(1)
United Natural Foods,
Inc.
168,615
0 .1
1,617
Universal Corp.
85,216
0 .1
614
(1)
USANA Health
Sciences, Inc.
10,727
0.0
4,740
Utz Brands, Inc.
37,541
0.0
699  Village Super Market,
Inc. - Class A
29,519
0.0
2,963
(1)
Vita Coco Co., Inc.
141,957
0 .1
2,230
(1)
Vital Farms, Inc.
31,488
0.0
849
WD-40 Co.
173,145
0 .1
921
Weis Markets, Inc.
62,987
0.0
2,112
(1)(2)
Westrock Coffee Co.
8,976
0.0
3,316,469
1 .8
Energy : 6 .5%
10,797
Archrock, Inc.
375,736
0 .2
2,336  Ardmore Shipping
Corp.
35,624
0.0
4,939  Atlas Energy Solutions,
Inc.
64,800
0.0
1,247
(1)
BKV Corp.
35,564
0.0
16,749
Borr Drilling Ltd.
96,642
0 .1
1,912
Bristow Group, Inc.
89,654
0 .1
4,319
Cactus, Inc. - Class A
204,591
0 .1
4,598  California Resources
Corp.
318,274
0 .2
4,357
(1)
Calumet, Inc.
156,416
0 .1
1,059
(1)(2)
Centrus Energy Corp.
- Class A
183,832
0 .1
10,959
(1)
Clean Energy Fuels
Corp.
27,178
0.0
8,249
(1)
CNX Resources Corp.
317,999
0 .2
4,601
(1)
Comstock Resources,
Inc.
96,989
0 .1
3,162
Core Laboratories, Inc.
53,090
0.0
3,198  Core Natural
Resources, Inc.
334,927
0 .2
14,978  Crescent Energy Co.
- Class A
202,203
0 .1
2,003
(1)
CVR Energy, Inc.
67,401
0.0
3,713  Delek US Holdings,
Inc.
167,345
0 .1
8,442
DHT Holdings, Inc.
154,235
0 .1
3,703
Diversified Energy Co.
64,580
0.0
1,284
(1)
DMC Global, Inc.
6,690
0.0
2,431
Dorian LPG Ltd.
83,140
0 .1
12,139
(1)
Encore Energy Corp.
21,850
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
14,560
(1)
Energy Fuels, Inc./
Canada
$ 265,720
0 .1
1,389  Excelerate Energy, Inc.
- Class A
46,420
0.0
5,525
(1)
Expro Group Holdings
NV
96,190
0 .1
1,981
FLEX LNG Ltd.
58,856
0.0
1,149  Flowco Holdings, Inc.
- Class A
23,669
0.0
739
(1)
Forum Energy
Technologies, Inc.
43,350
0.0
15,070
(1)
Gevo, Inc.
41,141
0.0
6,090
Golar LNG Ltd.
329,530
0 .2
3,331  Granite Ridge
Resources, Inc.
19,553
0.0
4,272
(1)
Green Plains, Inc.
70,274
0.0
1,002
(1)
Gulfport Energy Corp.
211,993
0 .1
9,443
(1)
Helix Energy Solutions
Group, Inc.
93,391
0 .1
6,237  Helmerich & Payne,
Inc.
224,719
0 .1
1,387
HighPeak Energy, Inc.
9,570
0.0
886
(1)
Infinity Natural
Resources, Inc. - Class
A
15,602
0.0
2,653
(1)
Innovex International,
Inc.
64,707
0.0
2,545  International Seaways,
Inc.
185,480
0 .1
2,799
Kinetik Holdings, Inc.
135,500
0 .1
5,202  Kodiak Gas Services,
Inc.
303,381
0 .2
2,074
(1)
Kolibri Global Energy,
Inc.
11,386
0.0
30,459
(1)
Kosmos Energy Ltd.
84,676
0 .1
9,864
Liberty Energy, Inc.
284,083
0 .2
1,789
(1)
Lightbridge Corp.
19,071
0.0
11,144  Magnolia Oil & Gas
Corp. - Class A
351,816
0 .2
8,491
Murphy Oil Corp.
350,254
0 .2
898
(1)
Nabors Industries Ltd.
77,282
0.0
238  NACCO Industries,
Inc. - Class A
12,369
0.0
3,810
(1)
National Energy
Services Reunited
Corp.
81,801
0.0
757  Natural Gas Services
Group, Inc.
28,569
0.0
2,129  Navigator Holdings
Ltd.
41,154
0.0
11,658
(1)(2)
New Fortress Energy,
Inc.
6,878
0.0
10,720
(1)
NextDecade Corp.
82,115
0 .1
7,885
Noble Corp. PLC
386,917
0 .2
13,211  Nordic American
Tankers Ltd.
77,416
0.0
6,090  Northern Oil and Gas,
Inc.
178,011
0 .1
6,291
(1)
Oceaneering
International, Inc.
223,142
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
3,797
(1)
Oil States International,
Inc.
$ 44,197
0.0
3,123
(1)
Par Pacific Holdings,
Inc.
195,625
0 .1
21,795  Patterson-UTI Energy,
Inc.
236,040
0 .1
5,244  PBF Energy, Inc.
- Class A
249,719
0 .1
7,669
Peabody Energy Corp.
252,694
0 .1
1,749
(1)
ProFrac Holding Corp.
- Class A
10,844
0.0
5,759
(1)
ProPetro Holding Corp.
82,987
0 .1
1,967
(1)
REX American
Resources Corp.
89,636
0 .1
865  Riley Exploration
Permian, Inc.
31,529
0.0
5,654
RPC, Inc.
40,030
0.0
7,758
(1)(2)
Sable Offshore Corp.
128,162
0 .1
2,527  SandRidge Energy,
Inc.
41,215
0.0
2,831
Scorpio Tankers, Inc.
211,362
0 .1
1,597
(1)
SEACOR Marine
Holdings, Inc.
11,435
0.0
4,019
(1)
Seadrill Ltd.
182,865
0 .1
6,129  Select Water Solutions,
Inc.
93,774
0 .1
7,770
SFL Corp. Ltd.
83,838
0 .1
15,571
SM Energy Co.
485,504
0 .3
2,830  Solaris Oilfield
Infrastructure, Inc.
- Class A
159,923
0 .1
631
(1)
Summit Midstream
Corp.
19,081
0.0
8,394
(1)
Talos Energy, Inc.
132,289
0 .1
3,459
Teekay Corp. Ltd.
42,234
0.0
1,493  Teekay Tankers Ltd.
- Class A
109,467
0 .1
7,796
(1)
TETRA Technologies,
Inc.
66,422
0.0
3,109
(1)
Tidewater, Inc.
259,757
0 .1
58,002
(1)
Transocean Ltd.
384,553
0 .2
29,878
(1)
Uranium Energy Corp.
403,353
0 .2
7,589
VAALCO Energy, Inc.
48,114
0.0
3,896
(1)
Valaris Ltd.
381,964
0 .2
1,836
Vitesse Energy, Inc.
33,342
0.0
6,138
W&T Offshore, Inc.
20,931
0.0
3,480  World Fuel Services
Corp.
80,284
0.0
12,307,916
6 .5
Financials : 16 .5%
1,310
1st Source Corp.
90,665
0 .1
2,340
(2)
Abacus Global
Management, Inc.
18,439
0.0
798
ACNB Corp.
38,200
0.0
1,677
Alerus Financial Corp.
39,762
0.0
3,035
(1)
AlTi Global, Inc.
10,987
0.0
1,613  Amalgamated
Financial Corp.
62,697
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,683
(1)
Ambac Financial
Group, Inc.
$ 12,476
0.0
2,519
Amerant Bancorp, Inc.
55,519
0.0
1,658  American Coastal
Insurance Corp.
18,653
0.0
3,961
Ameris Bancorp
308,918
0 .2
1,259
AMERISAFE, Inc.
41,962
0.0
9,420  Apollo Commercial
Real Estate Finance,
Inc.
99,475
0 .1
12,550
(2)
Arbor Realty Trust, Inc.
96,761
0 .1
3,910  Ares Commercial Real
Estate Corp.
18,768
0.0
6,696
(2)
ARMOUR Residential
REIT, Inc.
111,689
0 .1
1,383
Arrow Financial Corp.
46,427
0.0
3,803  Artisan Partners Asset
Management, Inc.
- Class A
138,391
0 .1
9,529
Associated Banc-Corp.
246,420
0 .1
8,799  Atlantic Union
Bankshares Corp.
314,476
0 .2
379
(1)
Atlanticus Holdings
Corp.
19,886
0.0
3,421
(1)
Axos Financial, Inc.
291,093
0 .2
975
(1)(2)
Bakkt Holdings, Inc.
7,176
0.0
7,810
Banc of California, Inc.
137,300
0 .1
1,360
BancFirst Corp.
147,560
0 .1
1,868  Banco
Latinoamericano de
Comercio Exterior SA
- Class E
95,417
0 .1
2,623
(1)
Bancorp, Inc.
140,934
0 .1
642
Bank First Corp.
86,709
0 .1
2,376
Bank of Hawaii Corp.
176,418
0 .1
1,180
Bank of Marin Bancorp
30,243
0.0
2,632  Bank of NT Butterfield
& Son Ltd.
138,127
0 .1
4,500
BankUnited, Inc.
203,220
0 .1
627  Bankwell Financial
Group, Inc.
30,422
0.0
2,100
Banner Corp.
127,428
0 .1
1,310  Bar Harbor
Bankshares
42,510
0.0
1,061
BayCom Corp.
31,538
0.0
5,241  Berkshire Hills
Bancorp, Inc.
157,230
0 .1
375
(1)(2)
Better Home &
Finance Holding Co.
13,358
0.0
23,179  BGC Group, Inc.
- Class A
226,691
0 .1
10,410
(2)
Blackstone Mortgage
Trust, Inc. - Class A
199,352
0 .1
1,919
(1)
Blue Foundry Bancorp
25,408
0.0
1,042
(1)
Bowhead Specialty
Holdings, Inc.
23,372
0.0
2,864  Bread Financial
Holdings, Inc.
214,485
0 .1
1,724
(1)
Bridgewater
Bancshares, Inc.
30,515
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,794  Brightsphere
Investment Group, Inc.
$ 97,629
0 .1
9,397  BrightSpire Capital,
Inc.
52,623
0.0
5,864
(1)
BRP Group, Inc.
- Class A
128,656
0 .1
13,061
Burford Capital Ltd.
59,036
0.0
988  Burke & Herbert
Financial Services
Corp.
61,543
0.0
2,172
(2)
Business First
Bancshares, Inc.
58,731
0.0
2,303
Byline Bancorp, Inc.
72,706
0.0
1,703
California BanCorp
30,177
0.0
1,298  Camden National
Corp.
61,590
0.0
3,367
Cannae Holdings, Inc.
38,283
0.0
3,127
(1)
Cantaloupe, Inc.
33,803
0.0
929
Capital Bancorp, Inc.
27,628
0.0
1,195  Capital City Bank
Group, Inc.
51,935
0.0
8,505  Capitol Federal
Financial, Inc.
60,641
0.0
1,860
(1)
Carter Bankshares,
Inc.
43,375
0.0
937  Cass Information
Systems, Inc.
41,247
0.0
4,022  Cathay General
Bancorp
200,537
0 .1
1,927  Central Pacific
Financial Corp.
61,587
0.0
5,493  Chimera Investment
Corp.
68,937
0.0
984  ChoiceOne Financial
Services, Inc.
27,670
0.0
1,414  Citizens & Northern
Corp.
31,589
0.0
367  Citizens Financial
Services, Inc.
22,442
0.0
3,203
(1)(2)
Citizens, Inc.
16,111
0.0
890
City Holding Co.
106,373
0 .1
1,332  Civista Bancshares,
Inc.
30,356
0.0
7,541
(1)
Claros Mortgage Trust,
Inc.
17,948
0.0
1,730
CNB Financial Corp.
50,101
0.0
6,024  CNO Financial Group,
Inc.
247,345
0 .1
863
(1)
Coastal Financial
Corp.
65,674
0.0
1,774
Cohen & Steers, Inc.
110,964
0 .1
2,284
(1)
Columbia Financial,
Inc.
39,993
0.0
3,389  Community Bank
System, Inc.
198,765
0 .1
1,227  Community Trust
Bancorp, Inc.
74,503
0 .1
1,363  Community West
Bancshares
31,758
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
4,315  Compass Diversified
Holdings
$ 33,916
0.0
3,351  ConnectOne Bancorp,
Inc.
89,706
0 .1
1,969
(1)
Customers Bancorp,
Inc.
136,668
0 .1
7,925
CVB Financial Corp.
153,666
0 .1
650
(1)
Dave, Inc.
113,159
0 .1
163  Diamond Hill
Investment Group, Inc.
28,052
0.0
10,935  DigitalBridge Group,
Inc.
168,618
0 .1
2,752  Dime Community
Bancshares, Inc.
93,073
0 .1
1,697
(1)
Donnelley Financial
Solutions, Inc.
79,997
0 .1
10,052
Dynex Capital, Inc.
128,264
0 .1
1,850
Eagle Bancorp, Inc.
46,010
0.0
13,547  Eastern Bankshares,
Inc.
264,979
0 .2
6,144
Ellington Financial, Inc.
72,806
0.0
1,439  Employers Holdings,
Inc.
59,200
0.0
1,932
Enact Holdings, Inc.
78,845
0 .1
1,408
(1)
Encore Capital Group,
Inc.
98,729
0 .1
1,522
(1)
Enova International,
Inc.
206,733
0 .1
2,447  Enterprise Financial
Services Corp.
132,407
0 .1
1,212  Equity Bancshares,
Inc. - Class A
53,825
0.0
484  Esquire Financial
Holdings, Inc.
52,030
0.0
5,766
Essent Group Ltd.
336,965
0 .2
4,275
EVERTEC, Inc.
120,641
0 .1
2,368  F&G Annuities & Life,
Inc.
59,958
0.0
1,147  Farmers & Merchants
Bancorp, Inc./Archbold
OH
29,443
0.0
4,233  Farmers National Banc
Corp.
55,706
0.0
2,618
FB Financial Corp.
135,979
0 .1
608  Federal Agricultural
Mortgage Corp. - Class
C
90,197
0 .1
3,900  Fidelis Insurance
Holdings Ltd.
74,529
0 .1
458  Fidelity D&D Bancorp,
Inc.
19,822
0.0
1,344  Financial Institutions,
Inc.
42,618
0.0
1,162
First Bancorp, Inc.
32,571
0.0
9,605  First BanCorp/Puerto
Rico
205,163
0 .1
2,640  First Bancorp/Southern
Pines NC
148,764
0 .1
2,107
First Bank/Hamilton NJ
33,712
0.0
5,387
First Busey Corp.
136,129
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
656  First Business
Financial Services, Inc.
$ 35,378
0.0
143
First Capital, Inc.
7,097
0.0
6,596  First Commonwealth
Financial Corp.
115,958
0 .1
1,282  First Community
Bankshares, Inc.
53,229
0.0
6,372
First Financial Bancorp
177,651
0 .1
8,378  First Financial
Bankshares, Inc.
246,732
0 .1
903
First Financial Corp.
57,070
0.0
4,407
(1)
First Foundation, Inc.
26,001
0.0
5,155
(2)
First Interstate
BancSystem, Inc.
- Class A
172,177
0 .1
4,005
First Merchants Corp.
155,114
0 .1
1,781  First Mid Bancshares,
Inc.
73,359
0.0
2,485  FirstCash Holdings,
Inc.
467,180
0 .3
877
(1)(2)
Firstsun Capital
Bancorp
31,975
0.0
1,374
Five Star Bancorp
51,827
0.0
2,218  Flushing Financial
Corp.
34,068
0.0
7,675
(1)
Flywire Corp.
89,337
0 .1
5,838  Franklin BSP Realty
Trust, Inc.
49,565
0.0
10,807
Fulton Financial Corp.
219,814
0 .1
568
(1)
GBank Financial
Holdings, Inc.
15,200
0.0
2,884  GCM Grosvenor, Inc.
- Class A
28,263
0.0
24,957
(1)
Genworth Financial,
Inc. - Class A
202,651
0 .1
2,552  German American
Bancorp, Inc.
106,648
0 .1
8,006
Glacier Bancorp, Inc.
357,628
0 .2
1,567
(1)
Goosehead Insurance,
Inc. - Class A
66,848
0.0
678  Great Southern
Bancorp, Inc.
42,802
0.0
3,541
(1)
Green Dot Corp.
- Class A
39,730
0.0
561  Greene County
Bancorp, Inc.
12,572
0.0
2,110
(1)
Greenlight Capital Re
Ltd. - Class A
36,482
0.0
2,968  Hamilton Insurance
Group Ltd. - Class B
88,535
0 .1
4,965  Hancock Whitney
Corp.
315,724
0 .2
2,091
Hanmi Financial Corp.
55,119
0.0
7,870  Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.
289,223
0 .2
483  Hawthorn Bancshares,
Inc.
16,272
0.0
1,313
HBT Financial, Inc.
35,083
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
629
HCI Group, Inc.
$ 97,250
0 .1
4,205  Heritage Commerce
Corp.
52,478
0.0
2,443  Heritage Financial
Corp.
63,518
0.0
1,524
(1)
Heritage Insurance
Holdings, Inc.
40,005
0.0
2,766
Hilltop Holdings, Inc.
99,078
0 .1
97  Hingham Institution For
Savings The
27,726
0.0
1,185
(1)
Hippo Holdings, Inc.
30,881
0.0
554
Home Bancorp, Inc.
33,561
0.0
11,293  Home BancShares,
Inc.
304,121
0 .2
2,370  HomeStreet, Inc.
- Class A
34,958
0.0
1,255  HomeTrust
Bancshares, Inc.
53,526
0.0
8,089
Hope Bancorp, Inc.
90,354
0 .1
2,703  Horace Mann
Educators Corp.
115,364
0 .1
3,355
Horizon Bancorp, Inc.
55,592
0.0
3,103  Independent Bank
Corp.
233,377
0 .1
1,492  Independent Bank
Corp. Michigan
49,684
0.0
3,465
(1)
Innventure, Inc.
13,548
0.0
3,439  International
Bancshares Corp.
231,410
0 .1
1,672
(1)
International Money
Express, Inc.
26,418
0.0
4,172
(2)
Invesco Mortgage
Capital, Inc.
33,710
0.0
82
Investors Title Co.
17,822
0.0
4,176  Jackson Financial, Inc.
- Class A
441,487
0 .2
2,241  James River Group
Holdings, Inc.
14,118
0.0
1,014
Jefferson Capital, Inc.
19,499
0.0
1,152  John Marshall
Bancorp, Inc.
23,363
0.0
4,148
Kearny Financial Corp.
31,317
0.0
657
Kingstone Cos., Inc.
9,572
0.0
1,191
(1)
Kingsway Financial
Services, Inc.
12,422
0.0
3,720  KKR Real Estate
Finance Trust, Inc.
22,766
0.0
8,014
Ladder Capital Corp.
78,297
0 .1
1,681  Lakeland Financial
Corp.
96,456
0 .1
3,802
(1)
Lemonade, Inc.
238,309
0 .1
7,352
(1)
LendingClub Corp.
105,281
0 .1
705
(1)
LendingTree, Inc.
30,230
0.0
2,378  Live Oak Bancshares,
Inc.
78,640
0 .1
5,379
(1)
loanDepot, Inc. - Class
A
7,638
0.0
3,360
Marex Group PLC
149,789
0 .1
24,057
(1)
Marqeta, Inc. - Class A
98,153
0 .1
3,202
(1)
MBIA, Inc.
18,924
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,178
Mercantile Bank Corp.
$ 59,489
0.0
1,764
Merchants Bancorp
75,693
0 .1
1,657
Mercury General Corp.
146,065
0 .1
1,712  Metrocity Bankshares,
Inc.
49,083
0.0
574  Metropolitan Bank
Holding Corp.
47,808
0.0
6,926
MFA Financial, Inc.
66,351
0.0
1,372
(1)
Miami International
Holdings, Inc.
53,398
0.0
1,471  Mid Penn Bancorp,
Inc.
47,307
0.0
1,459  Midland States
Bancorp, Inc.
32,550
0.0
4,589
Moelis & Co. - Class A
261,573
0 .2
909
MVB Financial Corp.
22,570
0.0
2,400  National Bank Holdings
Corp. - Class A
93,984
0 .1
4,388
Navient Corp.
35,894
0.0
2,733
NB Bancorp, Inc.
57,584
0.0
3,396
NBT Bancorp, Inc.
144,602
0 .1
741
Nelnet, Inc. - Class A
95,559
0 .1
2,648
(1)
NerdWallet, Inc.
- Class A
27,486
0.0
18,973  New York Community
Bancorp, Inc.
249,874
0 .1
6,380  New York Mortgage
Trust, Inc.
46,957
0.0
1,543
NewtekOne, Inc.
16,896
0.0
1,182  Nicolet Bankshares,
Inc.
175,669
0 .1
4,936
(1)
NMI Holdings, Inc.
- Class A
185,149
0 .1
520
Northeast Bank
58,432
0.0
1,036  Northeast Community
Bancorp, Inc.
24,657
0.0
2,825  Northfield Bancorp,
Inc.
38,251
0.0
1,462
Northrim BanCorp, Inc.
33,451
0.0
8,681  Northwest Bancshares,
Inc.
110,162
0 .1
741  Norwood Financial
Corp.
21,800
0.0
3,709  OceanFirst Financial
Corp.
66,910
0.0
447
(1)
Ocwen Financial Corp.
17,554
0.0
2,764
OFG Bancorp
111,831
0 .1
21,477
Old National Bancorp
474,642
0 .3
3,182  Old Second Bancorp,
Inc.
64,149
0.0
7,349
(1)
Open Lending Corp.
9,186
0.0
2,032
(1)
Oportun Financial
Corp.
9,368
0.0
1,461
OppFi, Inc.
11,264
0.0
756  Orange County
Bancorp, Inc.
24,177
0.0
7,194
(2)
Orchid Island Capital,
Inc.
50,574
0.0
2,019
Origin Bancorp, Inc.
83,708
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,243  Orrstown Financial
Services, Inc.
$ 44,847
0.0
12,417
(1)
Oscar Health, Inc.
- Class A
142,423
0 .1
3,281
P10, Inc. - Class A
23,820
0.0
11,379  Pagseguro Digital Ltd.
- Class A
114,018
0 .1
1,685
(1)
Palomar Holdings, Inc.
201,358
0 .1
1,001
Park National Corp.
163,613
0 .1
1,386  Pathward Financial,
Inc.
123,673
0 .1
3,953  Patria Investments Ltd.
- Class A
49,808
0.0
4,465
(1)(2)
Patriot National
Bancorp, Inc.
5,760
0.0
18,528
(1)
Payoneer Global, Inc.
89,490
0 .1
2,037
(1)
Paysafe Ltd.
13,872
0.0
2,011
(1)
Paysign, Inc.
11,865
0.0
1,178  Peapack-Gladstone
Financial Corp.
41,477
0.0
1,839  PennyMac Financial
Services, Inc.
160,729
0 .1
6,025  PennyMac Mortgage
Investment Trust
70,252
0.0
2,395
Peoples Bancorp, Inc.
78,724
0 .1
828  Peoples Financial
Services Corp.
44,157
0.0
3,825  Perella Weinberg
Partners
69,462
0.0
4,328
Piper Sandler Cos.
331,308
0 .2
1,418  PJT Partners, Inc.
- Class A
198,123
0 .1
521
Plumas Bancorp
25,435
0.0
1,780
(1)
Ponce Financial
Group, Inc.
29,744
0.0
2,669
(1)
PRA Group, Inc.
46,708
0.0
793  Preferred Bank/Los
Angeles CA
71,917
0.0
1,357
(1)
Priority Technology
Holdings, Inc.
6,405
0.0
2,762
(1)
ProAssurance Corp.
68,277
0.0
2,588
PROG Holdings, Inc.
74,250
0 .1
8,135  Provident Financial
Services, Inc.
172,137
0 .1
1,138
QCR Holdings, Inc.
97,242
0 .1
8,398
Radian Group, Inc.
277,806
0 .2
10,789
(2)
Ready Capital Corp.
17,478
0.0
453  Red River Bancshares,
Inc.
40,969
0.0
9,185
Redwood Trust, Inc.
51,528
0.0
640  Regional Management
Corp.
20,640
0.0
10,515
(1)
Remitly Global, Inc.
164,770
0 .1
5,855
Renasant Corp.
211,541
0 .1
5,046
(1)
Repay Holdings Corp.
13,120
0.0
654  Republic Bancorp, Inc.
- Class A
46,140
0.0
757
(1)
Root, Inc. - Class A
33,437
0.0
2,589
S&T Bancorp, Inc.
108,298
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
983  Safety Insurance
Group, Inc.
$ 71,405
0.0
5,417  Seacoast Banking
Corp. of Florida
164,081
0 .1
3,790  Selective Insurance
Group, Inc.
285,728
0 .2
3,276  ServisFirst
Bancshares, Inc.
238,591
0 .1
1,022
(1)
Sezzle, Inc.
64,682
0.0
2,427  Shore Bancshares,
Inc.
45,336
0.0
1,157
Sierra Bancorp
39,245
0.0
8,984  Simmons First National
Corp. - Class A
174,739
0 .1
6,550
(1)
SiriusPoint Ltd.
141,087
0 .1
2,278
(1)
Skyward Specialty
Insurance Group, Inc.
99,503
0 .1
4,044
(1)(2)
Slide Insurance
Holdings, Inc.
72,792
0.0
1,243
SmartFinancial, Inc.
48,576
0.0
1,072  South Plains Financial,
Inc.
44,917
0.0
675
(1)
Southern First
Bancshares, Inc.
36,788
0.0
744  Southern Missouri
Bancorp, Inc.
47,571
0.0
2,118  Southside Bancshares,
Inc.
65,849
0.0
2,956
Stellar Bancorp, Inc.
108,219
0 .1
4,331  StepStone Group, Inc.
- Class A
206,675
0 .1
1,768  Stewart Information
Services Corp.
108,873
0 .1
1,780  Stock Yards Bancorp,
Inc.
117,996
0 .1
15,824
(1)
StoneCo Ltd. - Class A
223,435
0 .1
4,623
(1)
StoneX Group, Inc.
372,845
0 .2
2,701
(1)
Texas Capital
Bancshares, Inc.
256,271
0 .1
962
(1)
Third Coast
Bancshares, Inc.
36,392
0.0
832  Timberland Bancorp,
Inc.
32,806
0.0
1,643
Tiptree, Inc.
27,800
0.0
959  Tompkins Financial
Corp.
75,608
0 .1
4,709  Towne Bank/
Portsmouth VA
158,552
0 .1
5,248  TPG RE Finance Trust,
Inc.
40,987
0.0
2,149
TriCo Bancshares
102,163
0 .1
1,465
(1)
Triumph Financial, Inc.
87,402
0 .1
2,406
(1)(2)
Trupanion, Inc.
61,618
0.0
1,372  TrustCo Bank Corp.
NY
60,066
0.0
3,560
Trustmark Corp.
150,018
0 .1
6,931  Two Harbors
Investment Corp.
79,152
0 .1
4,456
UMB Financial Corp.
502,592
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
8,460  United Bankshares,
Inc.
$ 350,413
0 .2
7,442  United Community
Banks, Inc.
234,349
0 .1
1,390
United Fire Group, Inc.
51,513
0.0
550
Unity Bancorp, Inc.
28,507
0.0
1,696  Universal Insurance
Holdings, Inc.
57,935
0.0
2,138
Univest Financial Corp.
73,248
0.0
5,336
(1)(2)
Upstart Holdings, Inc.
136,868
0 .1
28,983  Valley National
Bancorp
355,911
0 .2
2,786  Victory Capital
Holdings, Inc. - Class A
182,427
0 .1
431  Virtus Investment
Partners, Inc.
57,905
0.0
2,157
Walker & Dunlop, Inc.
95,728
0 .1
4,739  Washington Federal,
Inc.
148,805
0 .1
1,273  Washington Trust
Bancorp, Inc.
42,595
0.0
1,320  Waterstone Financial,
Inc.
23,800
0.0
1,983
(1)
Wealthfront Corp.
18,343
0.0
17,536
(1)
Webull Corp.
84,173
0 .1
6,065
WesBanco, Inc.
209,182
0 .1
1,508
West BanCorp, Inc.
35,875
0.0
1,573
Westamerica BanCorp
82,032
0 .1
7,453
(2)
WisdomTree, Inc.
108,516
0 .1
185
(1)
World Acceptance
Corp.
24,982
0.0
3,324
WSFS Financial Corp.
217,589
0 .1
31,084,501
16 .5
Health Care : 17 .3%
7,080
(1)
10X Genomics, Inc.
- Class A
150,308
0 .1
2,714
(1)
4D Molecular
Therapeutics, Inc.
25,267
0.0
2,503
(1)(2)
Abeona Therapeutics,
Inc.
11,213
0.0
8,247
(1)(2)
Absci Corp.
24,741
0.0
7,853
(1)
ACADIA
Pharmaceuticals, Inc.
174,808
0 .1
5,838
(1)
Aclaris Therapeutics,
Inc.
21,893
0.0
6,434
(1)
AdaptHealth Corp.
76,565
0 .1
9,382
(1)
Adaptive
Biotechnologies Corp.
130,222
0 .1
6,444
(1)
ADC Therapeutics SA
24,165
0.0
1,165
(1)
Addus HomeCare
Corp.
109,102
0 .1
14,742
(1)
ADMA Biologics, Inc.
132,825
0 .1
744
(1)
agilon health, Inc.
5,882
0.0
3,710
(1)
Agios
Pharmaceuticals, Inc.
125,509
0 .1
15,100
(1)
Akebia Therapeutics,
Inc.
20,989
0.0
4,841
(3)(4)
Akero Therapeutics,
Inc.
3,147
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,134
(1)
Aktis Oncology, Inc.
$ 20,287
0.0
3,226
(1)
Aldeyra Therapeutics,
Inc.
5,452
0.0
5,442
(1)
Alector, Inc.
11,700
0.0
11,559
(1)
Alignment Healthcare,
Inc.
203,670
0 .1
10,162
(1)
Alkermes PLC
359,328
0 .2
9,820
(1)
Allogene Therapeutics,
Inc.
23,961
0.0
7,228
(1)
Alphatec Holdings, Inc.
78,641
0 .1
7,750
(1)
Altimmune, Inc.
23,870
0.0
4,238
(1)
Alumis, Inc.
93,363
0 .1
18,398
(1)
Amicus Therapeutics,
Inc.
266,035
0 .2
2,489
(1)
AMN Healthcare
Services, Inc.
45,648
0.0
9,613
(1)
Amneal
Pharmaceuticals, Inc.
119,490
0 .1
2,413
(1)
Amphastar
Pharmaceuticals, Inc.
47,271
0.0
5,542
(1)
Amylyx
Pharmaceuticals, Inc.
77,034
0 .1
1,207
(1)
AnaptysBio, Inc.
66,940
0.0
5,231
(1)
Anavex Life Sciences
Corp.
16,059
0.0
2,547
(1)
AngioDynamics, Inc.
28,959
0.0
1,152
(1)
ANI Pharmaceuticals,
Inc.
88,589
0 .1
754
(1)
Anika Therapeutics,
Inc.
10,933
0.0
8,118
(1)
Annexon, Inc.
44,974
0.0
4,913
(1)
Anteris Technologies
Global Corp.
27,267
0.0
2,772
(1)
Apogee Therapeutics,
Inc.
233,319
0 .1
2,673
(1)
Apollo Medical
Holdings, Inc.
65,542
0.0
6,589
(1)
Aquestive
Therapeutics, Inc.
27,344
0.0
10,420
(1)
Arbutus Biopharma
Corp.
46,890
0.0
2,312
(1)
Arcellx, Inc.
265,464
0 .2
1,737
(1)(2)
Arcturus Therapeutics
Holdings, Inc.
13,410
0.0
5,105
(1)
Arcus Biosciences, Inc.
110,268
0 .1
6,908
(1)
Arcutis
Biotherapeutics, Inc.
162,752
0 .1
14,945
(1)
Ardelyx, Inc.
89,521
0 .1
1,529
(1)
Ardent Health
Partners, Inc.
13,088
0.0
1,905
(1)(2)
ArriVent Biopharma,
Inc.
43,948
0.0
8,405
(1)
Arrowhead
Pharmaceuticals, Inc.
526,994
0 .3
3,817
(1)(2)
ARS Pharmaceuticals,
Inc.
30,651
0.0
2,639
(1)
Artivion, Inc.
96,640
0 .1
3,926
(1)
Arvinas, Inc.
41,616
0.0
5,286
(1)
Atea Pharmaceuticals,
Inc.
28,439
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
3,060
(1)
AtriCure, Inc.
$ 87,302
0 .1
730
(1)
Atrium Therapeutics,
Inc.
9,760
0.0
3,010
(1)
Aura Biosciences, Inc.
20,137
0.0
7,758
(1)
Aurinia
Pharmaceuticals, Inc.
114,974
0 .1
3,117
(1)
Avanos Medical, Inc.
43,669
0.0
4,010
(1)
Aveanna Healthcare
Holdings, Inc.
25,824
0.0
2,876
(1)
Axogen, Inc.
95,282
0 .1
2,613
(1)
Axsome Therapeutics,
Inc.
441,649
0 .2
2,663
(1)
Azenta, Inc.
56,269
0.0
6,100
(1)
Beam Therapeutics,
Inc.
145,363
0 .1
1,190
(1)
Benitec Biopharma,
Inc.
12,674
0.0
2,464
(1)
Beta Bionics, Inc.
24,689
0.0
2,070
(1)
Bicara Therapeutics,
Inc.
41,172
0.0
1,847
(1)
BioAge Labs, Inc.
32,304
0.0
14,342
(1)
BioCryst
Pharmaceuticals, Inc.
136,536
0 .1
7,300
(1)
Biohaven Ltd.
61,758
0.0
2,519
(1)
BioLife Solutions, Inc.
48,063
0.0
3,124
(1)
Bioventus, Inc. - Class
A
28,522
0.0
9,926
(1)
Bridgebio Pharma, Inc.
737,105
0 .4
411
(1)
Bright Minds
Biosciences, Inc.
29,991
0.0
8,034
(1)
BrightSpring Health
Services, Inc.
342,329
0 .2
14,587
(1)
Brookdale Senior
Living, Inc.
199,550
0 .1
12,902
(1)
Butterfly Network, Inc.
52,124
0.0
2,786
(1)(2)
Candel Therapeutics,
Inc.
13,651
0.0
2,701
(1)
Capricor Therapeutics,
Inc.
82,110
0 .1
1,817
(1)(2)
CapsoVision, Inc.
13,246
0.0
3,802
(1)(2)
Cardiff Oncology, Inc.
6,159
0.0
3,330
(1)
CareDx, Inc.
57,809
0.0
1,885
(1)
Castle Biosciences,
Inc.
46,277
0.0
7,307
(1)
Catalyst
Pharmaceuticals, Inc.
180,921
0 .1
2,153
(1)
Celcuity, Inc.
245,743
0 .1
4,280
(1)
Celldex Therapeutics,
Inc.
135,762
0 .1
1,698
(1)
Ceribell, Inc.
31,124
0.0
12,919
(1)
Cerus Corp.
23,513
0.0
3,616
(1)
CG oncology, Inc.
244,731
0 .1
592
(1)
Claritev Corp.
9,673
0.0
1,709
(1)
ClearPoint Neuro, Inc.
15,552
0.0
26,822
(1)
Clover Health
Investments Corp.
47,207
0.0
5,812
(1)
Codexis, Inc.
9,474
0.0
8,774
(1)
Cogent Biosciences,
Inc.
337,711
0 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
6,445
(1)
Coherus Biosciences,
Inc.
$ 10,892
0.0
1,948
(1)
Collegium
Pharmaceutical, Inc.
64,420
0.0
8,049
(1)
Community Health
Systems, Inc.
23,664
0.0
8,063
(1)
Compass
Therapeutics, Inc.
42,653
0.0
644
(1)
Computer Programs
and Systems, Inc.
9,428
0.0
7,391  Concentra Group
Holdings Parent, Inc.
158,537
0 .1
2,032
CONMED Corp.
71,852
0.0
4,692
(1)(2)
CorMedix, Inc.
31,859
0.0
1,898
(1)
CorVel Corp.
103,726
0 .1
3,852
(1)
Corvus
Pharmaceuticals, Inc.
56,355
0.0
6,167
(1)
Crinetics
Pharmaceuticals, Inc.
223,985
0 .1
5,589
(1)
CRISPR Therapeutics
AG
265,869
0 .2
1,888
(1)
Cross Country
Healthcare, Inc.
17,747
0.0
3,195
(1)
CryoPort, Inc.
26,455
0.0
3,622
(1)
Cullinan Oncology, Inc.
51,469
0.0
957
(1)
CVRx, Inc.
9,053
0.0
7,595
(1)
Cytek Biosciences, Inc.
33,190
0.0
7,467
(1)
Cytokinetics, Inc.
492,150
0 .3
4,958
(1)
Day One
Biopharmaceuticals,
Inc.
106,300
0 .1
5,986
(1)
Definium Therapeutics,
Inc.
113,135
0 .1
1,880
(1)
Delcath Systems, Inc.
17,446
0.0
8,637
(1)
Denali Therapeutics,
Inc.
165,830
0 .1
1,820
(1)
Design Therapeutics,
Inc.
19,365
0.0
2,173
(1)
DiaMedica
Therapeutics, Inc.
14,711
0.0
2,209
(1)
Dianthus Therapeutics,
Inc.
185,379
0 .1
1,613
(1)
Disc Medicine, Inc.
103,135
0 .1
8,219
(1)
Dyne Therapeutics,
Inc.
149,010
0 .1
4,292
(1)
Edgewise
Therapeutics, Inc.
135,198
0 .1
6,098
(1)
Editas Medicine, Inc.
15,062
0.0
5,022
(1)
Eledon
Pharmaceuticals, Inc.
15,468
0.0
3,786
Embecta Corp.
33,468
0.0
3,354
(1)
Emergent
BioSolutions, Inc.
27,838
0.0
1,733
(1)
Enanta
Pharmaceuticals, Inc.
21,888
0.0
3,229
(1)
Enhabit, Inc.
45,497
0.0
2,468
(1)
Enliven Therapeutics,
Inc.
96,746
0 .1
3,714
(1)
Enovis Corp.
84,493
0 .1
3,481
Ensign Group, Inc.
701,421
0 .4

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,869
(1)
Entrada Therapeutics,
Inc.
$ 23,587
0.0
11,754
(1)
Erasca, Inc.
190,180
0 .1
14,678
(1)
Esperion Therapeutics,
Inc.
40,218
0.0
1,700
(1)
Eton Pharmaceuticals,
Inc.
41,956
0.0
7,532
(1)
Evolent Health, Inc.
- Class A
17,173
0.0
3,225
(1)
Evolus, Inc.
13,255
0.0
638
(1)
Evommune, Inc.
14,668
0.0
4,809
(1)
EyePoint
Pharmaceuticals, Inc.
61,988
0.0
8,110
(1)
Fate Therapeutics, Inc.
9,732
0.0
1,479
(1)
Fennec
Pharmaceuticals, Inc.
9,096
0.0
2,510
(1)
Foghorn Therapeutics,
Inc.
11,998
0.0
6,034
(1)
Fortrea Holdings, Inc.
56,840
0.0
3,696
(1)
Fulcrum Therapeutics,
Inc.
28,348
0.0
1,351
(1)
Fulgent Genetics, Inc.
21,481
0.0
1,177
(1)
GeneDx Holdings
Corp.
75,587
0 .1
35,763
(1)
Geron Corp.
53,287
0.0
2,472
(1)
Ginkgo Bioworks
Holdings, Inc.
15,153
0.0
3,507
(1)
Glaukos Corp.
377,564
0 .2
12,630
(1)
Gossamer Bio, Inc.
4,149
0.0
2,220
(1)
GRAIL, Inc.
114,730
0 .1
396
(1)(2)
Greenwich
Lifesciences, Inc.
9,512
0.0
7,710
(1)
Guardant Health, Inc.
712,173
0 .4
1,219
(1)
Guardian Pharmacy
Services, Inc. - Class A
45,908
0.0
2,942
(1)
Haemonetics Corp.
165,811
0 .1
2,823
(1)
Harmony Biosciences
Holdings, Inc.
79,072
0 .1
1,994
(1)(2)
Harrow, Inc.
70,308
0.0
5,259
(1)
HealthEquity, Inc.
439,495
0 .2
1,545
HealthStream, Inc.
31,997
0.0
1,242
(1)(2)
HeartFlow, Inc.
30,218
0.0
8,855
(1)(2)
Heron Therapeutics,
Inc.
7,085
0.0
12,766
(1)(2)
Hims & Hers Health,
Inc.
265,022
0 .2
10,487
(1)(2)
Humacyte, Inc.
6,362
0.0
1,534
(1)
ICU Medical, Inc.
198,116
0 .1
5,172
(1)
Ideaya Biosciences,
Inc.
172,331
0 .1
18,502
(1)(2)
ImmunityBio, Inc.
141,910
0 .1
6,276
(1)
Immunome, Inc.
137,256
0 .1
4,844
(1)
Immunovant, Inc.
120,325
0 .1
7,536
(1)
Indivior
Pharmaceuticals, Inc.
229,697
0 .1
6,512
(1)
Inhibikase
Therapeutics, Inc.
10,940
0.0
594
(1)
Inhibrx Biosciences,
Inc.
39,935
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,655
(1)
Innovage Holding
Corp.
$ 13,273
0.0
4,072
(1)
Innoviva, Inc.
94,878
0 .1
1,541
(1)
Inogen, Inc.
9,523
0.0
2,134
(1)
Integer Holdings Corp.
187,792
0 .1
4,513
(1)
Integra LifeSciences
Holdings Corp.
42,512
0.0
6,879
(1)
Intellia Therapeutics,
Inc.
88,189
0 .1
20,932
(1)(2)
Iovance
Biotherapeutics, Inc.
73,471
0 .1
537
iRadimed Corp.
51,692
0.0
1,994
(1)
iRhythm Technologies,
Inc.
235,332
0 .1
10,394
(1)
Ironwood
Pharmaceuticals, Inc.
36,483
0.0
2,273
Jade Biosciences, Inc.
31,936
0.0
2,512
(1)
Janux Therapeutics,
Inc.
34,917
0.0
950
(1)
Joint Corp.
8,408
0.0
2,465
(1)
KalVista
Pharmaceuticals, Inc.
49,620
0.0
1,904
(1)
Keros Therapeutics,
Inc.
21,020
0.0
1,624
(1)(2)
Kestra Medical
Technologies Ltd.
32,366
0.0
2,351
(1)
Kodiak Sciences, Inc.
89,620
0 .1
3,052
(1)
KORU Medical
Systems, Inc.
13,185
0.0
1,556
(1)
Krystal Biotech, Inc.
401,946
0 .2
5,140
(1)
Kura Oncology, Inc.
41,788
0.0
3,584
(1)
Kymera Therapeutics,
Inc.
298,511
0 .2
4,093
(1)
Lantheus Holdings,
Inc.
310,454
0 .2
3,082
(1)
Larimar Therapeutics,
Inc.
13,869
0.0
1,135
(1)
LB Pharmaceuticals,
Inc.
27,989
0.0
1,340
LeMaitre Vascular, Inc.
146,288
0 .1
1,233
(1)(2)
LENZ Therapeutics,
Inc.
11,282
0.0
3,899
(1)
Lexeo Therapeutics,
Inc.
22,380
0.0
1,658
(1)
Lifecore Biomedical,
Inc.
6,168
0.0
2,414
(1)
LifeMD, Inc.
8,715
0.0
9,737
(1)
LifeStance Health
Group, Inc.
62,025
0.0
1,218
(1)
Ligand
Pharmaceuticals, Inc.
243,174
0 .1
4,044
(1)
Liquidia Corp.
152,621
0 .1
3,431
(1)
LivaNova PLC
218,074
0 .1
6,630
(1)(2)
Lucid Diagnostics, Inc.
7,624
0.0
1,397
(1)
Lumexa Imaging
Holdings, Inc.
12,014
0.0
1,070
(1)
Madrigal
Pharmaceuticals, Inc.
560,113
0 .3
19,232
(1)
MannKind Corp.
47,118
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,221
(1)
MapLight
Therapeutics, Inc.
$ 24,823
0.0
7,408
(1)
Maravai LifeSciences
Holdings, Inc. - Class A
20,965
0.0
1,607
(1)
Maze Therapeutics,
Inc.
47,969
0.0
1,803
(1)
MBX Biosciences, Inc.
53,820
0.0
577
(1)
MediWound Ltd.
9,295
0.0
2,735
(1)
MeiraGTx Holdings
PLC
23,685
0.0
3,647
(1)
Merit Medical Systems,
Inc.
251,388
0 .1
337  Mesa Laboratories,
Inc.
29,798
0.0
7,961
(1)
MiMedx Group, Inc.
31,446
0.0
2,985
(1)
Mineralys
Therapeutics, Inc.
80,864
0 .1
2,605
(1)
Mirum
Pharmaceuticals, Inc.
240,650
0 .1
299
(1)
Monopar Therapeutics,
Inc.
16,382
0.0
3,697
(1)
Monte Rosa
Therapeutics, Inc.
60,816
0.0
5,919
(1)
Myriad Genetics, Inc.
26,635
0.0
4,709
(1)(2)
Nano-X Imaging Ltd.
10,689
0.0
812  National HealthCare
Corp.
129,676
0 .1
883  National Research
Corp.
14,993
0.0
13,813
(1)
Neogen Corp.
128,323
0 .1
8,231
(1)
NeoGenomics, Inc.
61,074
0.0
729
(1)(2)
Neurogene, Inc.
14,697
0.0
1,606
(1)
NeuroPace, Inc.
21,119
0.0
9,302
(1)(2)
Novavax, Inc.
75,718
0 .1
6,650
(1)
Novocure Ltd.
72,485
0.0
6,451
(1)
Nurix Therapeutics,
Inc.
99,991
0 .1
316
(1)(2)
Nutex Health, Inc.
30,033
0.0
3,144
(1)
Nuvalent, Inc. - Class A
322,103
0 .2
14,939
(1)
Nuvation Bio, Inc.
64,088
0.0
970
(1)
Nuvectis Pharma, Inc.
7,498
0.0
11,878
(1)
Ocular Therapeutix,
Inc.
100,607
0 .1
4,295
(1)(2)
Olema
Pharmaceuticals, Inc.
64,038
0.0
1,915
(1)
Omada Health, Inc.
24,072
0.0
4,153
(1)(2)
Omeros Corp.
43,856
0.0
6,485
(1)
OmniAb, Inc.
10,181
0.0
2,817
(1)
Omnicell, Inc.
94,031
0 .1
4,883
(1)
Oncology Institute, Inc.
14,991
0.0
24,500
(1)
OPKO Health, Inc.
27,930
0.0
993
(1)
OptimizeRx Corp.
6,236
0.0
9,964
(1)
Option Care Health,
Inc.
268,231
0 .2
4,799
(1)
OraSure Technologies,
Inc.
14,397
0.0
4,314
(1)
Organogenesis
Holdings, Inc.
10,224
0.0
4,156
(1)
ORIC
Pharmaceuticals, Inc.
52,657
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
2,597
(1)
Orthofix Medical, Inc.
$ 29,788
0.0
1,118
(1)
OrthoPediatrics Corp.
17,743
0.0
2,414
(1)
Oruka Therapeutics,
Inc.
118,407
0 .1
4,148
(1)
Owens & Minor, Inc.
9,457
0.0
18,209
(1)
Pacific Biosciences of
California, Inc.
24,036
0.0
2,727
(1)
Pacira BioSciences,
Inc.
61,630
0.0
2,740
(1)
PACS Group, Inc.
88,009
0 .1
473
(1)
Palvella Therapeutics,
Inc.
58,959
0.0
5,435
(1)
Pediatrix Medical
Group, Inc.
116,255
0 .1
2,281
(1)
Pennant Group, Inc.
69,525
0.0
3,261
(1)
Personalis, Inc.
20,773
0.0
3,786
(1)
Perspective
Therapeutics, Inc.
15,788
0.0
2,870
(1)(2)
Phathom
Pharmaceuticals, Inc.
31,886
0.0
1,338  Phibro Animal Health
Corp. - Class A
74,005
0 .1
3,631
(1)
Phreesia, Inc.
30,428
0.0
1,602
(1)
Praxis Precision
Medicines, Inc.
516,148
0 .3
11,460
(1)
Precigen, Inc.
44,350
0.0
3,045
(1)
Prestige Consumer
Healthcare, Inc.
180,477
0 .1
6,518
(1)
Prime Medicine, Inc.
22,683
0.0
7,531
(1)
Privia Health Group,
Inc.
154,913
0 .1
3,417
(1)
PROCEPT
BioRobotics Corp.
85,459
0 .1
4,815
(1)
Progyny, Inc.
81,759
0 .1
3,675
(1)
Protagonist
Therapeutics, Inc.
387,345
0 .2
4,338
(1)(2)
Protalix
BioTherapeutics, Inc.
9,413
0.0
3,224
(1)
Protara Therapeutics,
Inc.
16,797
0.0
2,447
(1)
Prothena Corp. PLC
23,785
0.0
4,895
(1)
PTC Therapeutics, Inc.
333,496
0 .2
1,143
(1)
Pulse Biosciences, Inc.
24,677
0.0
2,874
(1)
Puma Biotechnology,
Inc.
18,365
0.0
2,562
(1)
Quanterix Corp.
9,018
0.0
9,895
(1)
Quantum-Si, Inc.
7,659
0.0
4,293
(1)
QuidelOrtho Corp.
70,534
0.0
4,293
(1)
RadNet, Inc.
239,936
0 .1
1,786
(1)
Rapport Therapeutics,
Inc.
55,884
0.0
28,052
(1)(2)
Recursion
Pharmaceuticals, Inc.
- Class A
86,120
0 .1
3,050
(1)
REGENXBIO, Inc.
25,559
0.0
8,803
(1)
Relay Therapeutics,
Inc.
87,590
0 .1
4,523
(1)
Replimune Group, Inc.
34,601
0.0
4,777
(1)
Rezolute, Inc.
14,570
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
3,353
(1)
Rhythm
Pharmaceuticals, Inc.
$ 291,610
0 .2
1,132
(1)
Rigel Pharmaceuticals,
Inc.
30,609
0.0
5,423
(1)
Rocket
Pharmaceuticals, Inc.
19,414
0.0
2,328
(1)
RxSight, Inc.
14,340
0.0
10,443
(1)(2)
Sana Biotechnology,
Inc.
30,076
0.0
439
(1)(2)
SANUWAVE Health,
Inc.
7,590
0.0
8,648
(1)
Savara, Inc.
47,218
0.0
5,383
(1)
Scholar Rock Holding
Corp.
264,628
0 .2
3,723
(1)
Schrodinger, Inc./
United States
42,293
0.0
6,653  Select Medical
Holdings Corp.
108,377
0 .1
10,633
(1)(2)
SELLAS Life Sciences
Group, Inc.
44,978
0.0
1,413
(1)
Septerna, Inc.
33,954
0.0
664
(1)
Shoulder Innovations,
Inc.
9,648
0.0
2,589
(1)
SI-BONE, Inc.
32,699
0.0
2,644  SIGA Technologies,
Inc.
14,145
0.0
2,904
(1)
Sight Sciences, Inc.
10,948
0.0
1,027
(1)
Simulations Plus, Inc.
12,139
0.0
1,049
(1)(2)
Sionna Therapeutics,
Inc.
42,054
0.0
3,048
(1)
Soleno Therapeutics,
Inc.
102,047
0 .1
3,799
(1)
Solid Biosciences, Inc.
27,353
0.0
4,352
(1)
Spyre Therapeutics,
Inc.
219,515
0 .1
2,277
(1)
STAAR Surgical Co.
42,580
0.0
19,804
(1)
Standard BioTools, Inc.
18,206
0.0
2,988
(1)
Stoke Therapeutics,
Inc.
97,289
0 .1
4,275
(1)
Strata Critical Medical,
Inc
17,869
0.0
3,240
(1)(2)
Strive, Inc. - Class A
32,465
0.0
3,399
(1)
Supernus
Pharmaceuticals, Inc.
175,694
0 .1
4,986
(1)
Surgery Partners, Inc.
59,433
0.0
5,366
(1)
Syndax
Pharmaceuticals, Inc.
125,350
0 .1
1,482
(1)
Tactile Systems
Technology, Inc.
38,725
0.0
8,786
(1)
Talkspace, Inc.
45,468
0.0
4,230
(1)
Tandem Diabetes
Care, Inc.
81,089
0 .1
6,863
(1)(2)
Tango Therapeutics,
Inc.
143,574
0 .1
2,493
(1)
Tarsus
Pharmaceuticals, Inc.
174,884
0 .1
14,135
(1)
Taysha Gene
Therapies, Inc.
63,183
0.0
660
(1)(2)
Tectonic Therapeutic,
Inc.
20,401
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
11,636
(1)
Teladoc Health, Inc.
$ 63,416
0.0
5,938
(1)
Terns Pharmaceuticals,
Inc.
313,051
0 .2
9,141
(1)
TG Therapeutics, Inc.
303,664
0 .2
2,597
(1)
Theravance
Biopharma, Inc.
42,149
0.0
1,782
(3)
Third Harmonic Bio,
Inc.
—
—
882
(1)
Tonix Pharmaceuticals
Holding Corp.
12,128
0.0
2,104
(1)
TransMedics Group,
Inc.
209,159
0 .1
5,195
(1)
Travere Therapeutics,
Inc.
154,343
0 .1
5,647
(1)
Trevi Therapeutics,
Inc.
67,369
0.0
1,994
(1)
TriSalus Life Sciences,
Inc.
7,976
0.0
3,796
(1)
Twist Bioscience Corp.
180,386
0 .1
1,600
(1)
Tyra Biosciences, Inc.
61,280
0.0
469
(1)
UFP Technologies, Inc.
90,798
0 .1
2,206
(1)
Upstream Bio, Inc.
19,854
0.0
2,496
(1)
UroGen Pharma Ltd.
44,878
0.0
969  US Physical Therapy,
Inc.
72,636
0 .1
3,786
(1)
Vanda
Pharmaceuticals, Inc.
26,161
0.0
2,630
(1)
Varex Imaging Corp.
27,904
0.0
7,810
(1)
Vaxcyte, Inc.
453,839
0 .3
3,775
(1)
Vera Therapeutics, Inc.
151,868
0 .1
4,982
(1)
Veracyte, Inc.
160,470
0 .1
4,240
(1)
Verastem, Inc.
22,472
0.0
3,314
(1)
Vericel Corp.
106,611
0 .1
2,344
(1)
Viemed Healthcare,
Inc.
21,588
0.0
6,017
(1)
Vir Biotechnology, Inc.
53,912
0.0
5,101
(1)
Viridian Therapeutics,
Inc.
99,776
0 .1
2,721
(1)
Voyager Therapeutics,
Inc.
10,503
0.0
8,573
(1)
WaVe Life Sciences
Ltd.
62,154
0.0
6,809
(1)
Waystar Holding Corp.
164,165
0 .1
4,666
(1)
Xencor, Inc.
56,272
0.0
5,458
(1)
Xenon
Pharmaceuticals, Inc.
317,383
0 .2
9,977
(1)
Xeris Biopharma
Holdings, Inc.
57,867
0.0
599
(1)
XOMA Corp.
18,791
0.0
1,459
(1)(2)
Zenas Biopharma, Inc.
28,523
0.0
3,481
(1)
Zevra Therapeutics,
Inc.
32,443
0.0
3,315
(1)
Zymeworks, Inc.
83,008
0 .1
32,466,172
17 .3
Industrials : 17 .4%
7,850
(1)
3D Systems Corp.
14,758
0.0
2,384
(1)
AAR Corp.
260,953
0 .1
3,726
ABM Industries, Inc.
143,526
0 .1
5,681
ACCO Brands Corp.
17,043
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
12,445
(1)
Acuren Corp.
$ 81,888
0 .1
10,984
(1)
ACV Auctions, Inc.
- Class A
46,572
0.0
2,340  Aebi Schmidt Holding
AG
22,721
0.0
2,361
(1)
AeroVironment, Inc.
432,181
0 .2
2,263
(1)
AerSale Corp.
14,076
0.0
1,800
(1)(2)
AirJoule Technologies
Corp.
4,518
0.0
1,239
(1)
AIRO Group Holdings,
Inc.
9,423
0.0
649
Alamo Group, Inc.
107,066
0 .1
1,860  Albany International
Corp. - Class A
97,111
0 .1
27,507
Alight, Inc. - Class A
16,028
0.0
918
(1)
Allegiant Travel Co.
74,395
0.0
2,185
(1)
Alliance Laundry
Holdings, Inc.
45,317
0.0
991
Allient, Inc.
58,558
0.0
1,402  Alta Equipment Group,
Inc.
7,529
0.0
2,119
(1)
Ameresco, Inc. - Class
A
54,035
0.0
2,787
(1)
American
Superconductor Corp.
94,340
0 .1
951
(1)
American Woodmark
Corp.
37,878
0.0
7,121
(1)
Amprius Technologies,
Inc.
120,060
0 .1
1,381  Apogee Enterprises,
Inc.
46,319
0.0
1,406
ArcBest Corp.
138,294
0 .1
38,379
(1)
Archer Aviation, Inc.
- Class A
198,419
0 .1
3,062
Arcosa, Inc.
325,001
0 .2
840
Argan, Inc.
457,506
0 .3
9,447
(1)
Array Technologies,
Inc.
68,302
0.0
1,530
Astec Industries, Inc.
82,375
0 .1
1,922
(1)
Astronics Corp.
128,255
0 .1
1,752
(1)
Asure Software, Inc.
15,067
0.0
2,103
Atkore, Inc.
123,888
0 .1
5,091  Atmus Filtration
Technologies, Inc.
289,016
0 .2
1,842
AZZ, Inc.
230,489
0 .1
1,707  Barrett Business
Services, Inc.
49,810
0.0
1,989
(1)
Beta Technologies, Inc.
- Class A
29,238
0.0
1,965
(1)
BlackSky Technology,
Inc.
49,439
0.0
13,629
(1)
Bloom Energy Corp.
- Class A
1,846,593
1 .0
1,965
(1)
Blue Bird Corp.
111,592
0 .1
538
(1)
BlueLinx Holdings, Inc.
29,149
0.0
2,317
Boise Cascade Co.
175,744
0 .1
916
(1)
Bowman Consulting
Group Ltd.
26,051
0.0
3,832
(1)
BrightView Holdings,
Inc.
45,179
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
2,606
Brink's Co.
$ 270,060
0 .2
1,807  Brookfield Business
Corp. - Class A
57,173
0.0
1,108
(1)
Byrna Technologies,
Inc.
10,171
0.0
1,874
Cadre Holdings, Inc.
57,494
0.0
740
(1)
Cardinal Infrastructure
Group, Inc. - Class A
29,345
0.0
3,920
(1)
Casella Waste
Systems, Inc. - Class A
311,013
0 .2
3,152
(1)
CBIZ, Inc.
84,631
0 .1
1,862
(1)
CECO Environmental
Corp.
110,938
0 .1
5,033
(1)
Centuri Holdings, Inc.
147,014
0 .1
2,728
(1)
Chart Industries, Inc.
564,014
0 .3
1,082
(1)
Cimpress PLC
78,986
0.0
1,968  Columbus McKinnon
Corp.
28,595
0.0
4,503
(1)(2)
Complete Solaria, Inc.
5,719
0.0
1,554
(1)
Concrete Pumping
Holdings, Inc.
11,096
0.0
9,921
(1)
Conduent, Inc.
12,699
0.0
2,975
(1)
Construction Partners,
Inc. - Class A
330,582
0 .2
6,615
(1)
CoreCivic, Inc.
125,090
0 .1
3,021
Costamare, Inc.
51,055
0.0
1,025  Covenant Logistics
Group, Inc.
27,829
0.0
424
CRA International, Inc.
68,637
0.0
1,655  CSG Systems
International, Inc.
132,301
0 .1
999
CSW Industrials, Inc.
260,319
0 .1
4,028
(1)
Custom Truck One
Source, Inc.
26,464
0.0
2,779
Deluxe Corp.
76,534
0.0
789
(1)
Distribution Solutions
Group, Inc.
20,703
0.0
1,558  Douglas Dynamics,
Inc.
65,576
0.0
907
(1)
Ducommun, Inc.
110,654
0 .1
824
(1)
DXP Enterprises, Inc.
115,138
0 .1
1,758
(1)
Dycom Industries, Inc.
595,646
0 .3
3,468
(1)
Energy Recovery, Inc.
34,923
0.0
3,364  Enerpac Tool Group
Corp.
122,685
0 .1
2,295
EnerSys
398,687
0 .2
1,626
Ennis, Inc.
34,829
0.0
11,771
(1)(2)
Enovix Corp.
60,974
0.0
1,328
EnPro Industries, Inc.
332,863
0 .2
4,586
(1)
Enviri Corp.
89,977
0 .1
19,444
(1)
Eos Energy
Enterprises, Inc.
96,442
0 .1
1,625  ESCO Technologies,
Inc.
457,226
0 .3
6,225
(1)
Eve Holding, Inc.
15,438
0.0
3,177
Exponent, Inc.
207,299
0 .1
1,493
(1)(2)
Falcon's Beyond
Global, Inc. - Class A
21,051
0.0
3,747
Federal Signal Corp.
405,201
0 .2
1,438
(1)(2)
Firefly Aerospace, Inc.
40,940
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
5,205
(1)
First Advantage Corp.
$ 61,211
0.0
4,392
(1)
Fluence Energy, Inc.
60,434
0.0
10,059
(1)
Fluor Corp.
469,252
0 .3
1,365
(1)
Forward Air Corp.
22,809
0.0
725
(1)(2)
Franklin Covey Co.
11,448
0.0
2,416  Franklin Electric Co.,
Inc.
222,683
0 .1
12,583
(1)
Freyr Battery, Inc.
55,239
0.0
4,682
(1)(2)
Frontier Group
Holdings, Inc.
16,527
0.0
7,048  FTAI Infrastructure,
Inc.
34,817
0.0
2,227
GATX Corp.
380,238
0 .2
2,210  Genco Shipping &
Trading Ltd.
49,835
0.0
8,424
(1)
GEO Group, Inc.
141,607
0 .1
1,947
(1)
Gibraltar Industries,
Inc.
77,627
0.0
1,058
Global Industrial Co.
33,348
0.0
1,477
Gorman-Rupp Co.
91,766
0 .1
668
(1)
Graham Corp.
52,719
0.0
2,687  Granite Construction,
Inc.
322,118
0 .2
4,385
(1)
Great Lakes Dredge &
Dock Corp.
74,545
0.0
1,871
Greenbrier Cos., Inc.
98,508
0 .1
2,398
Griffon Corp.
174,287
0 .1
4,388
(1)
Healthcare Services
Group, Inc.
81,397
0 .1
3,050  Heartland Express,
Inc.
31,720
0.0
2,116  Helios Technologies,
Inc.
136,926
0 .1
2,043
Herc Holdings, Inc.
203,381
0 .1
7,475
(1)(2)
Hertz Global Holdings,
Inc.
34,460
0.0
12,756
(1)
Hillman Solutions
Corp.
106,130
0 .1
2,008
Himalaya Shipping Ltd.
26,706
0.0
3,939
HNI Corp.
131,523
0 .1
3,689  Hub Group, Inc.
- Class A
132,952
0 .1
2,602
(1)
Hudson Technologies,
Inc.
15,300
0.0
1,084
(1)
Huron Consulting
Group, Inc.
138,199
0 .1
7,732
(1)
Hyliion Holdings Corp.
13,608
0.0
794  Hyster-Yale Materials
Handling, Inc.
25,813
0.0
697
(1)
IBEX Holdings Ltd.
18,694
0.0
1,229
ICF International, Inc.
80,241
0 .1
569
(1)
IES Holdings, Inc.
271,111
0 .2
1,983
(1)(2)
Innodata, Inc.
76,583
0.0
2,282
Insperity, Inc.
61,705
0.0
1,215
Insteel Industries, Inc.
40,836
0.0
3,809
Interface, Inc.
94,920
0 .1
6,803
(1)(2)
Intuitive Machines, Inc.
126,264
0 .1
8,891
(1)
Janus International
Group, Inc.
45,789
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
5,273
(1)
JELD-WEN Holding,
Inc.
$ 6,539
0.0
18,474
(1)
JetBlue Airways Corp.
81,655
0 .1
36,075
(1)(2)
Joby Aviation, Inc.
297,980
0 .2
3,240  John Bean
Technologies Corp.
414,299
0 .2
739
Kadant, Inc.
216,047
0 .1
2,207  Kelly Services, Inc.
- Class A
19,532
0.0
4,713
Kennametal, Inc.
170,281
0 .1
1,235
Kforce, Inc.
36,111
0.0
3,285
Korn Ferry
206,791
0 .1
11,285
(1)
Kratos Defense &
Security Solutions, Inc.
795,705
0 .4
3,075
(1)
KULR Technology
Group, Inc.
7,288
0.0
758
(1)
L B Foster Co. - Class
A
21,148
0.0
7,955
(1)
Legalzoom.com, Inc.
45,105
0.0
2,303
(1)
Legence Corp. - Class
A
130,027
0 .1
685
(1)
Limbach Holdings, Inc.
53,464
0.0
691
Lindsay Corp.
82,277
0 .1
1,540
(1)
Liquidity Services, Inc.
47,078
0.0
1,915
LSI Industries, Inc.
35,619
0.0
1,995
Luxfer Holdings PLC
24,299
0.0
2,409
(1)
Manitowoc Co., Inc.
28,065
0.0
3,548
Marten Transport Ltd.
46,585
0.0
7,840
(1)
Masterbrand, Inc.
65,150
0.0
1,741
(1)
Matrix Service Co.
19,987
0.0
1,983
Matson, Inc.
325,093
0 .2
2,025  Matthews International
Corp. - Class A
52,285
0.0
3,421
Maximus, Inc.
219,286
0 .1
921
(1)
Mayville Engineering
Co., Inc.
16,532
0.0
1,559
McGrath RentCorp
171,927
0 .1
3,297
(1)
Mercury Systems, Inc.
240,384
0 .1
13,003
(1)
Microvast Holdings,
Inc.
19,504
0.0
770
Miller Industries, Inc.
35,074
0.0
4,437
MillerKnoll, Inc.
64,159
0.0
2,163
(1)
Montrose
Environmental Group,
Inc.
47,348
0.0
1,750
Moog, Inc. - Class A
512,120
0 .3
9,668  Mueller Water
Products, Inc. - Class A
265,773
0 .1
973
(1)
MYR Group, Inc.
274,697
0 .2
2,549
(1)(2)
NANO Nuclear Energy,
Inc.
52,204
0.0
342  National Presto
Industries, Inc.
46,875
0.0
5,086
(1)
Newpark Resources,
Inc.
73,696
0.0
9,103
(1)
Nextracker, Inc. - Class
A
1,097,367
0 .6
653
(1)
Northwest Pipe Co.
50,843
0.0
11,673
(1)
NOW, Inc.
139,025
0 .1
9,765
(1)(2)
NuScale Power Corp.
105,853
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
6,622
(1)
OPENLANE, Inc.
$ 193,031
0 .1
2,504
(1)
Orion Group Holdings,
Inc.
27,294
0.0
1,811
(1)(2)
Palladyne AI Corp.
10,993
0.0
1,393
Park Aerospace Corp.
38,140
0.0
1,207
(1)
Perma-Fix
Environmental
Services, Inc.
12,903
0.0
9,899
Pitney Bowes, Inc.
109,384
0 .1
16,742
(1)
Planet Labs PBC
467,939
0 .3
82,234
(1)
Plug Power, Inc.
185,849
0 .1
597
Powell Industries, Inc.
323,025
0 .2
542
(1)
Power Solutions
International, Inc.
32,997
0.0
152  Preformed Line
Products Co.
41,154
0.0
3,389  Primoris Services
Corp.
484,763
0 .3
1,485
(1)
Proficient Auto
Logistics, Inc.
10,068
0.0
1,635
(1)
Proto Labs, Inc.
93,228
0 .1
1,781
Quad/Graphics, Inc.
11,772
0.0
3,044  Quanex Building
Products Corp.
54,701
0.0
2,605
(1)
Radiant Logistics, Inc.
18,365
0.0
6,485
(1)(2)
Red Cat Holdings, Inc.
84,889
0 .1
6,489
(1)
Redwire Corp.
55,156
0.0
8,082
(1)
Resideo Technologies,
Inc.
272,444
0 .2
267
(1)(2)
Resolute Holdings
Management, Inc.
43,334
0.0
10,251
(1)
Richtech Robotics, Inc.
- Class B
21,425
0.0
4,071  Rush Enterprises, Inc.
- Class A
269,134
0 .2
242  Rush Enterprises, Inc.
- Class B
15,573
0.0
10,193
(1)
RXO, Inc.
149,022
0 .1
4,956
(1)
Satellogic, Inc. - Class
A
26,961
0.0
10,468
(1)
Shoals Technologies
Group, Inc. - Class A
68,879
0.0
2,542
(1)
SkyWest, Inc.
233,432
0 .1
6,243
(1)
SKYX Platforms Corp.
6,992
0.0
1,692
(1)
Spire Global, Inc.
21,285
0.0
3,010
(1)
SPX Technologies, Inc.
601,819
0 .3
760  Standex International
Corp.
193,694
0 .1
1,863
(1)
Sterling Infrastructure,
Inc.
758,744
0 .4
3,249
(1)
Sun Country Airlines
Holdings, Inc.
53,673
0.0
14,156
(1)
Sunrun, Inc.
191,955
0 .1
1,589
Tecnoglass, Inc.
70,790
0.0
1,194
Tennant Co.
79,282
0.0
6,985
Terex Corp.
412,813
0 .2
2,124
(1)
Thermon Group
Holdings, Inc.
107,050
0 .1
2,998
(1)
Titan International, Inc.
20,716
0.0
1,388
(1)
Titan Machinery, Inc.
23,207
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
610
(1)
Transcat, Inc.
$ 44,805
0.0
1,930
TriNet Group, Inc.
70,310
0.0
5,064
Trinity Industries, Inc.
162,960
0 .1
1,982
(1)
TrueBlue, Inc.
7,750
0.0
2,770
Tutor Perini Corp.
213,816
0 .1
3,548
UFP Industries, Inc.
326,842
0 .2
912
UniFirst Corp.
229,450
0 .1
421
(2)
Universal Logistics
Holdings, Inc.
8,900
0.0
7,687
(1)
Upwork, Inc.
84,250
0 .1
1,404
(1)
V2X, Inc.
96,174
0 .1
10,196
(1)
Verra Mobility Corp.
145,701
0 .1
6,105
(1)
Vestis Corp.
47,985
0.0
1,439
(1)
Vicor Corp.
231,679
0 .1
2,924
(1)(2)
Voyager Technologies,
Inc. - Class A
68,392
0.0
1,684
VSE Corp.
310,530
0 .2
2,490
Wabash National Corp.
21,464
0.0
1,687  Watts Water
Technologies, Inc.
- Class A
489,719
0 .3
3,575  Werner Enterprises,
Inc.
105,141
0 .1
883
(1)
Willdan Group, Inc.
67,602
0.0
192  Willis Lease Finance
Corp.
32,690
0.0
2,052  Worthington Industries,
Inc.
106,991
0 .1
2,738
(1)
Xometry, Inc. - Class A
111,820
0 .1
888
(1)
York Space Systems,
Inc.
19,687
0.0
9,193  Zurn Elkay Water
Solutions Corp.
412,214
0 .2
32,650,813
17 .4
Information Technology : 13 .8%
8,109
(1)
8x8, Inc.
13,461
0.0
1,606
(1)
908 Devices, Inc.
9,829
0.0
4,672
A10 Networks, Inc.
108,017
0 .1
6,524
(1)
ACI Worldwide, Inc.
267,549
0 .1
3,173
(1)
ACM Research, Inc.
- Class A
124,858
0 .1
6,929
Adeia, Inc.
166,504
0 .1
4,868
(1)
ADTRAN Holdings,
Inc.
61,239
0.0
2,346  Advanced Energy
Industries, Inc.
757,078
0 .4
1,858
(1)
Aehr Test Systems
68,895
0.0
844
(1)
Aeluma, Inc.
11,048
0.0
2,479
(1)
Aeva Technologies,
Inc.
32,624
0.0
1,655
(1)
Agilysys, Inc.
117,737
0 .1
3,086
(1)
Alarm.com Holdings,
Inc.
133,284
0 .1
4,452
(1)(2)
Alkami Technology,
Inc.
69,763
0.0
1,577
(1)
Alpha & Omega
Semiconductor Ltd.
34,946
0.0
2,538
(1)
Ambarella, Inc.
130,644
0 .1
1,054
(1)
Ambiq Micro, Inc.
26,782
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
5,671
(1)
Amplitude, Inc. - Class
A
$ 38,676
0.0
2,578
(1)
Appian Corp. - Class A
62,156
0.0
14,843
(1)
Applied Digital Corp.
352,373
0 .2
4,106
(1)
Applied
Optoelectronics, Inc.
347,327
0 .2
6,490
(1)
Arlo Technologies, Inc.
92,353
0 .1
1,866
(1)
Arteris, Inc.
30,677
0.0
5,799
(1)
Asana, Inc. - Class A
37,114
0.0
2,708
(1)
ASGN, Inc.
104,827
0 .1
2,194
(1)
Atomera, Inc.
8,359
0.0
8,918
(1)
AvePoint, Inc.
84,810
0 .1
776
(1)
Aviat Networks, Inc.
17,545
0.0
1,922
(1)
Axcelis Technologies,
Inc.
178,900
0 .1
3,474
(1)
Backblaze, Inc. - Class
A
11,985
0.0
1,860
Badger Meter, Inc.
283,371
0 .2
746  Bel Fuse, Inc. - Class
B
147,693
0 .1
2,460
Belden, Inc.
282,482
0 .2
2,327  Benchmark
Electronics, Inc.
130,452
0 .1
26,962
(1)(2)
BigBear.ai Holdings,
Inc.
94,906
0 .1
4,699
(1)
BigCommerce
Holdings, Inc.
12,546
0.0
19,934
(1)
Bit Digital, Inc.
26,114
0.0
7,557
(1)(2)
Bitdeer Technologies
Group - Class A
65,368
0.0
176
(1)
BK Technologies Corp.
13,135
0.0
2,495
(1)
Blackbaud, Inc.
96,332
0 .1
3,192
(1)
Blackline, Inc.
118,104
0 .1
6,508
(1)
Blaize Holdings, Inc.
11,845
0.0
13,453
(1)
Blend Labs, Inc.
- Class A
22,870
0.0
8,756
(1)
Box, Inc. - Class A
206,992
0 .1
5,411
(1)
Braze, Inc. - Class A
127,754
0 .1
8,010
(1)(2)
C3.ai, Inc. - Class A
67,444
0.0
3,716
(1)
Calix, Inc.
182,047
0 .1
2,683
(1)
Cerence, Inc.
16,930
0.0
1,418
(1)
CEVA, Inc.
26,488
0.0
20,296
(1)
Cipher Mining, Inc.
261,209
0 .1
15,955
(1)
Cleanspark, Inc.
135,777
0 .1
5,469  Clear Secure, Inc.
- Class A
264,754
0 .1
767
(1)
Clearfield, Inc.
20,302
0.0
17,281
(1)
Clearwater Analytics
Holdings, Inc. - Class A
408,696
0 .2
1,028  Climb Global
Solutions, Inc.
20,375
0.0
2,825
(1)
Cohu, Inc.
86,501
0 .1
13,511
(1)
CommScope Holding
Co., Inc.
245,900
0 .1
2,781
(1)
CommVault Systems,
Inc.
216,612
0 .1
10,753  CompoSecure, Inc.
- Class A
183,876
0 .1
1,307
(1)
Consensus Cloud
Solutions, Inc.
31,028
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
18,154
(1)
Core Scientific, Inc.
$ 271,584
0 .1
2,773
(1)
Corsair Gaming, Inc.
15,390
0.0
10,024
(1)
Credo Technology
Group Holding Ltd.
940,953
0 .5
2,140
(1)
CS Disco, Inc.
8,175
0.0
1,956
CTS Corp.
93,419
0 .1
80
(1)
Daily Journal Corp.
38,587
0.0
2,508
(1)
Daktronics, Inc.
49,031
0.0
1,531
(1)
Diebold Nixdorf, Inc.
115,499
0 .1
2,278
(1)
Digi International, Inc.
109,800
0 .1
1,133
(1)
Digimarc Corp.
5,563
0.0
6,628
(1)
Digital Turbine, Inc.
19,089
0.0
4,748
(1)
DigitalOcean Holdings,
Inc.
407,283
0 .2
2,913
(1)
Diodes, Inc.
198,841
0 .1
2,102
(1)
Domo, Inc. - Class B
6,432
0.0
22,672
(1)
D-Wave Quantum, Inc.
327,157
0 .2
3,585
(1)
Eastman Kodak Co.
32,444
0.0
969
(1)
eGain Corp.
7,645
0.0
1,683
ePlus, Inc.
126,646
0 .1
1,215
(1)
EverCommerce, Inc.
13,887
0.0
9,679
(1)
Evolv Technologies
Holdings, Inc.
58,558
0.0
8,088
(1)
Extreme Networks, Inc.
121,967
0 .1
2,253
(1)
Fabrinet
1,174,985
0 .6
8,867
(1)
Fastly, Inc. - Class A
257,675
0 .1
4,958
(1)
Five9, Inc.
75,213
0.0
4,864
(1)
FormFactor, Inc.
471,759
0 .3
408
(1)
Frequency Electronics,
Inc.
18,058
0.0
12,674
(1)
Freshworks, Inc.
- Class A
101,772
0 .1
4,431
(1)
Grid Dynamics
Holdings, Inc.
25,257
0.0
1,753
Hackett Group, Inc.
22,806
0.0
7,337
(1)
Harmonic, Inc.
65,886
0.0
6,066
(1)
Hut 8 Corp.
284,556
0 .2
1,580
(1)(2)
I3 Verticals, Inc.
- Class A
35,329
0.0
2,114
(1)
Ichor Holdings Ltd.
98,533
0 .1
1,831
(2)
Immersion Corp.
9,997
0.0
1,726
(1)
Impinj, Inc.
177,260
0 .1
12,775
(1)(2)
indie Semiconductor,
Inc. - Class A
41,135
0.0
756
(1)(2)
Inseego Corp.
8,407
0.0
1,835
(1)
Insight Enterprises,
Inc.
122,963
0 .1
3,700
(1)
Intapp, Inc.
95,053
0 .1
1,618
InterDigital, Inc.
488,636
0 .3
21,476
(1)(2)
IonQ, Inc.
619,153
0 .3
2,843
(1)
Itron, Inc.
254,818
0 .1
6,236
(1)
Kaltura, Inc.
7,608
0.0
1,672
(1)
Kimball Electronics,
Inc.
39,610
0.0
5,444
(1)
Knowles Corp.
139,802
0 .1
10,802
(1)
Kopin Corp.
24,304
0.0
3,200  Kulicke & Soffa
Industries, Inc.
210,304
0 .1
1,238
(1)(2)
Life360, Inc.
50,535
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
4,090
(1)
LiveRamp Holdings,
Inc.
$ 108,467
0 .1
23,326
(1)
Marathon Digital
Holdings, Inc.
190,340
0 .1
5,346
(1)
MaxLinear, Inc.
92,967
0 .1
2,790
(1)(2)
Mercurity Fintech
Holding, Inc.
11,104
0.0
2,030  Methode Electronics,
Inc.
11,206
0.0
20,399
(1)(2)
MicroVision, Inc.
13,080
0.0
15,108
(1)
Mirion Technologies,
Inc.
280,858
0 .2
3,086
(1)
Mitek Systems, Inc.
41,661
0.0
4,686
(1)
N-able, Inc.
21,884
0.0
2,153  Napco Security
Technologies, Inc.
84,807
0 .1
12,530
(1)
Navitas Semiconductor
Corp.
109,888
0 .1
4,617
(1)
NCR Atleos Corp.
201,209
0 .1
9,112
(1)
NCR Corp.
57,679
0.0
1,719
(1)
NETGEAR, Inc.
37,543
0.0
4,335
(1)
NetScout Systems,
Inc.
137,810
0 .1
6,042
(1)
NextNav, Inc.
96,793
0 .1
2,937
(1)
nLight, Inc.
167,468
0 .1
2,271
(1)
Novanta, Inc.
268,228
0 .1
285
NVE Corp.
18,667
0.0
2,314
OneSpan, Inc.
24,366
0.0
1,855
(1)
Ooma, Inc.
26,990
0.0
987
(1)
OSI Systems, Inc.
262,058
0 .1
3,491
(1)
Ouster, Inc.
64,130
0.0
3,496
(1)(2)
Pagaya Technologies
Ltd. - Class A
40,728
0.0
5,579
(1)
PagerDuty, Inc.
34,646
0.0
2,650
(1)(2)
PAR Technology Corp.
35,324
0.0
721
PC Connection, Inc.
42,150
0.0
2,119
(1)
PDF Solutions, Inc.
69,312
0.0
3,323
(1)
Penguin Solutions, Inc.
58,485
0.0
3,540
(1)
Photronics, Inc.
143,051
0 .1
1,672
(1)
Plexus Corp.
338,647
0 .2
5,498
(1)
Porch Group, Inc.
39,421
0.0
3,466  Power Integrations,
Inc.
177,459
0 .1
8,241
(1)
Powerfleet, Inc. NJ
25,382
0.0
2,685
(1)
Progress Software
Corp.
68,870
0.0
3,919
(1)
Q2 Holdings, Inc.
185,369
0 .1
2,256
(1)
Qualys, Inc.
198,190
0 .1
12,451
(1)(2)
Quantum Computing,
Inc.
85,289
0 .1
5,159
(1)(2)
Rackspace
Technology, Inc.
5,055
0.0
6,736
(1)
Rambus, Inc.
579,498
0 .3
4,168
(1)
Rapid7, Inc.
22,966
0.0
733
(1)
Red Violet, Inc.
25,362
0.0
13,783
(1)(2)
Rezolve AI PLC
35,284
0.0
5,947
(1)
Ribbon
Communications, Inc.
12,608
0.0
20,278
(1)
Rigetti Computing, Inc.
284,703
0 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
2,778
(1)
Rimini Street, Inc.
$ 9,112
0.0
21,868
(1)
Riot Platforms, Inc.
270,288
0 .1
1,163
(1)
Rogers Corp.
124,825
0 .1
3,327
(1)
Sanmina Corp.
431,312
0 .2
1,414
(1)
ScanSource, Inc.
51,328
0.0
2,974
(1)
SEMrush Holdings,
Inc. - Class A
35,510
0.0
5,700
(1)
Semtech Corp.
438,273
0 .2
2,019
(1)
Silicon Laboratories,
Inc.
420,255
0 .2
1,388
(1)
SiTime Corp.
479,346
0 .3
2,143
(1)
SkyWater Technology,
Inc.
58,740
0.0
23,564
(1)(2)
SoundHound AI, Inc.
- Class A
161,885
0 .1
7,372
(1)
Sprinklr, Inc. - Class A
44,232
0.0
3,281
(1)
Sprout Social, Inc.
- Class A
18,702
0.0
2,394
(1)
SPS Commerce, Inc.
133,274
0 .1
2,441
(1)
Synaptics, Inc.
170,968
0 .1
3,486
(1)
Telos Corp.
14,606
0.0
7,559
(1)
Tenable Holdings, Inc.
127,860
0 .1
19,142
(1)
Terawulf, Inc.
276,219
0 .2
1,283
(1)
TSS, Inc.
16,692
0.0
6,391
(1)
TTM Technologies, Inc.
622,611
0 .3
510
(1)
Tucows, Inc. - Class A
8,752
0.0
873
(1)
Turtle Beach Corp.
8,852
0.0
2,799
(1)
Ultra Clean Holdings,
Inc.
174,042
0 .1
3,892
(1)
Unisys Corp.
8,056
0.0
7,265
(1)
Varonis Systems, Inc.
155,980
0 .1
3,742
(1)
Veeco Instruments,
Inc.
126,704
0 .1
4,314
(1)
Vertex, Inc. - Class A
51,293
0.0
544
(1)
Via Transportation, Inc.
- Class A
8,160
0.0
946
(1)
Viant Technology, Inc.
- Class A
10,595
0.0
7,741
(1)
Viasat, Inc.
354,538
0 .2
13,937
(1)
Viavi Solutions, Inc.
463,823
0 .3
7,653  Vishay Intertechnology,
Inc.
137,754
0 .1
836
(1)
Vishay Precision
Group, Inc.
36,299
0.0
3,348
(1)
VTEX - Class A
13,392
0.0
4,017
(1)
Vuzix Corp.
9,279
0.0
3,686
(1)
Weave
Communications, Inc.
17,029
0.0
696
(1)
Whitefiber, Inc.
8,289
0.0
3,198
(1)
Workiva, Inc.
190,697
0 .1
7,110
(2)
Xerox Holdings Corp.
9,172
0.0
2,855
(1)
Xperi, Inc.
15,988
0.0
6,904
(1)
Yext, Inc.
26,511
0.0
12,793
(1)
Zeta Global Holdings
Corp. - Class A
203,665
0 .1
25,980,537
13 .8
Materials : 4 .8%
1,661
AdvanSix, Inc.
40,528
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
725
(1)
Alpha Metallurgical
Resources, Inc.
$ 148,821
0 .1
7,795
(1)(2)
American Battery
Technology Co.
21,748
0.0
9,416  Ardagh Metal
Packaging SA
38,135
0.0
7,046
(1)(2)
ASP Isotopes, Inc.
31,143
0.0
3,913
(1)
Aspen Aerogels, Inc.
13,382
0.0
5,760
Avient Corp.
209,088
0 .1
2,059
Balchem Corp.
348,959
0 .2
3,255
Cabot Corp.
245,134
0 .1
1,156
(2)
Caledonia Mining
Corp. PLC
26,114
0.0
3,431
(1)
Century Aluminum Co.
201,365
0 .1
9,556
Chemours Co.
210,519
0 .1
993
(1)
Clearwater Paper
Corp.
14,279
0.0
63,538
(1)
Coeur Mining, Inc.
1,192,608
0 .6
6,926  Commercial Metals
Co.
425,464
0 .2
2,122
(1)
Compass Minerals
International, Inc.
49,549
0.0
8,569
(1)
Constellium SE
210,626
0 .1
1,312
(1)
Contango ORE, Inc.
24,600
0.0
3,596
(1)(2)
Critical Metals Corp.
28,552
0.0
6,029
(1)
Dakota Gold Corp.
30,446
0.0
7,189
(1)
Ecovyst, Inc.
92,451
0 .1
8,074
Ferroglobe PLC
33,265
0.0
907
(1)
Flotek Industries, Inc.
15,392
0.0
1,760
Greif, Inc. - Class A
118,043
0 .1
1,240
Hawkins, Inc.
190,464
0 .1
3,438
HB Fuller Co.
212,056
0 .1
39,677
Hecla Mining Co.
739,183
0 .4
909
(1)
Idaho Strategic
Resources, Inc.
29,197
0.0
2,302
(1)
Ingevity Corp.
163,971
0 .1
1,532
Innospec, Inc.
111,867
0 .1
680
(1)
Intrepid Potash, Inc.
29,084
0.0
6,813
(1)
Ivanhoe Electric, Inc.
/ US
80,530
0 .1
997
Kaiser Aluminum Corp.
120,148
0 .1
3,584
(1)
Knife River Corp.
292,634
0 .2
1,314
Koppers Holdings, Inc.
50,826
0.0
1,722
(1)(2)
Lifezone Metals Ltd.
5,786
0.0
3,508
(1)
LSB Industries, Inc.
52,269
0.0
2,133
(1)
Magnera Corp.
20,285
0.0
1,305
Materion Corp.
188,768
0 .1
3,549
Mativ Holdings, Inc.
30,876
0.0
2,028  Minerals Technologies,
Inc.
143,826
0 .1
2,349
Myers Industries, Inc.
49,752
0.0
7,274
(1)
NioCorp Developments
Ltd.
32,442
0.0
17,817
(1)
Novagold Resources,
Inc.
159,997
0 .1
9,773
(1)
O-I Glass, Inc.
102,714
0 .1
3,463
Orion SA
22,510
0.0
8,772
(1)
Perimeter Solutions,
Inc.
214,212
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
5,279
(1)
Perpetua Resources
Corp.
$ 148,446
0 .1
8,525
(1)(2)
PureCycle
Technologies, Inc.
44,245
0.0
883  Quaker Chemical
Corp.
109,695
0 .1
2,547
(1)
Ramaco Resources,
Inc. - Class A
39,377
0.0
3,137
(1)
Ranpak Holdings Corp.
11,199
0.0
4,274
(1)
Rayonier Advanced
Materials, Inc.
47,313
0.0
2,911
Ryerson Holding Corp.
65,439
0.0
2,662  Sensient Technologies
Corp.
230,103
0 .1
12,755
(1)
SSR Mining, Inc.
374,997
0 .2
1,417
Stepan Co.
70,822
0 .1
5,480
SunCoke Energy, Inc.
35,675
0.0
2,110
Sylvamo Corp.
89,126
0 .1
2,508
(1)
TimkenSteel Corp.
40,981
0.0
1,541
(2)
Titan America SA
23,084
0.0
1,753
(1)
Tredegar Corp.
13,936
0.0
1,880
TriMas Corp.
67,567
0 .1
7,838
Tronox Holdings PLC
76,577
0 .1
7,514
(1)(2)
United States
Antimony Corp.
65,597
0.0
715  United States Lime &
Minerals, Inc.
93,386
0 .1
719
(1)
US Gold Corp.
10,922
0.0
11,452
(1)
USA Rare Earth, Inc.
173,326
0 .1
3,023
Vox Royalty Corp.
15,841
0.0
3,254
Warrior Met Coal, Inc.
303,110
0 .2
2,165
Worthington Steel, Inc.
65,708
0.0
9,030,080
4 .8
Real Estate : 5 .2%
8,380
Acadia Realty Trust
160,226
0 .1
128
Alexander's, Inc.
30,234
0.0
3,425  American Assets Trust,
Inc.
63,054
0.0
10,531  American Healthcare
REIT, Inc.
496,642
0 .3
13,932  Apple Hospitality REIT,
Inc.
160,357
0 .1
5,261  Armada Hoffler
Properties, Inc.
28,936
0.0
4,268  Braemar Hotels &
Resorts, Inc.
10,072
0.0
11,306  Brandywine Realty
Trust
30,639
0.0
11,757  Broadstone Net Lease,
Inc.
214,800
0 .1
14,012
CareTrust REIT, Inc.
513,540
0 .3
1,394  CBL & Associates
Properties, Inc.
53,571
0.0
1,115
Centerspace
64,057
0.0
3,018  Chatham Lodging
Trust
23,752
0.0
1,886  Community Healthcare
Trust, Inc.
29,969
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
40,277
(1)
Compass, Inc. - Class
A
$ 294,425
0 .2
7,047  COPT Defense
Properties
215,638
0 .1
2,028  CTO Realty Growth,
Inc.
37,498
0.0
6,248  Curbline Properties
Corp.
161,136
0 .1
15,060
(1)
Cushman & Wakefield
Ltd.
184,636
0 .1
12,673  DiamondRock
Hospitality Co.
118,746
0 .1
14,451  Diversified Healthcare
Trust
95,955
0 .1
5,544
(1)
Douglas Elliman, Inc.
9,092
0.0
10,140
Douglas Emmett, Inc.
95,519
0 .1
2,637  Easterly Government
Properties, Inc.
56,511
0.0
8,922  Empire State Realty
Trust, Inc. - Class A
46,394
0.0
12,318  Essential Properties
Realty Trust, Inc.
373,974
0 .2
5,284
(2)
eXp World Holdings,
Inc.
31,651
0.0
2,882  Farmland Partners,
Inc.
32,365
0.0
1,391
(1)
Forestar Group, Inc.
33,996
0.0
6,469  Four Corners Property
Trust, Inc.
152,992
0 .1
977
(1)
FRP Holdings, Inc.
21,377
0.0
3,530
Getty Realty Corp.
112,254
0 .1
2,883  Gladstone Commercial
Corp.
32,953
0.0
2,322
Gladstone Land Corp.
23,684
0.0
865  Global Medical REIT,
Inc.
28,614
0.0
12,508
Global Net Lease, Inc.
117,075
0 .1
3,310
(1)
Hudson Pacific
Properties, Inc.
19,562
0.0
14,865  Independence Realty
Trust, Inc.
221,340
0 .1
4,088  Industrial Logistics
Properties Trust
23,220
0.0
1,788  Innovative Industrial
Properties, Inc.
89,686
0 .1
4,989  InvenTrust Properties
Corp.
151,965
0 .1
4,131
(2)
JBG SMITH Properties
60,354
0.0
8,044  Kennedy-Wilson
Holdings, Inc.
87,036
0.0
13,473  Kite Realty Group
Trust
330,762
0 .2
3,607
L.P. Industrial Trust
166,860
0 .1
2,876
LTC Properties, Inc.
106,872
0 .1
16,330
Macerich Co.
308,637
0 .2
1,654  Marcus & Millichap,
Inc.
43,980
0.0
3,010  National Health
Investors, Inc.
243,389
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
955  NET Lease Office
Properties
$ 11,002
0.0
5,042
(2)
NetSTREIT Corp.
94,941
0 .1
9,160  Newmark Group, Inc.
- Class A
137,308
0 .1
2,476  NexPoint Diversified
Real Estate Trust
11,563
0.0
1,598  NexPoint Residential
Trust, Inc.
39,950
0.0
1,491  One Liberty Properties,
Inc.
31,997
0.0
9,214
Outfront Media, Inc.
244,171
0 .1
2,378
Peakstone Realty Trust
49,676
0.0
7,449  Pebblebrook Hotel
Trust
94,081
0 .1
7,769  Phillips Edison & Co.,
Inc.
290,716
0 .2
8,547
(1)
Piedmont Office Realty
Trust, Inc. - Class A
56,154
0.0
7,777
(1)
Real Brokerage, Inc.
19,443
0.0
8,903
RLJ Lodging Trust
66,060
0.0
1,225  RMR Group, Inc.
- Class A
18,951
0.0
3,853  Ryman Hospitality
Properties, Inc.
355,516
0 .2
14,984  Sabra Health Care
REIT, Inc.
288,142
0 .2
3,955
Safehold, Inc.
53,511
0.0
1,049
Saul Centers, Inc.
34,176
0.0
10,282  Service Properties
Trust
13,932
0.0
3,742
Sila Realty Trust, Inc.
88,611
0 .1
2,737
SITE Centers Corp.
14,780
0.0
4,528
SL Green Realty Corp.
167,264
0 .1
2,678
(2)
Smartstop Self Storage
REIT, Inc.
81,090
0.0
2,509
St Joe Co.
157,565
0 .1
541
(1)
Stratus Properties, Inc.
16,511
0.0
6,962  Summit Hotel
Properties, Inc.
30,772
0.0
11,874  Sunstone Hotel
Investors, Inc.
106,985
0 .1
7,164  Tanger Factory Outlet
Centers, Inc.
243,433
0 .1
1,502
(1)(2)
Tejon Ranch Co.
28,298
0.0
6,401
Terreno Realty Corp.
393,149
0 .2
5,324
UMH Properties, Inc.
76,825
0.0
988  Universal Health
Realty Income Trust
39,984
0.0
8,135
Urban Edge Properties
162,537
0 .1
5,207
Veris Residential, Inc.
98,256
0 .1
3,479
Whitestone REIT
56,186
0.0
6,440  Xenia Hotels &
Resorts, Inc.
95,505
0 .1
9,779,038
5 .2
Utilities : 3 .0%
2,460  American States Water
Co.
186,025
0 .1
5,068
Avista Corp.
203,429
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
4,478
Black Hills Corp.
$ 310,818
0 .2
7,632  Brookfield
Infrastructure Corp.
- Class A
301,617
0 .2
3,762
(1)
Cadiz, Inc.
18,471
0.0
3,906  California Water
Service Group
177,098
0 .1
1,555  Chesapeake Utilities
Corp.
196,505
0 .1
1,013  Consolidated Water
Co. Ltd.
33,551
0.0
1,383  Genie Energy Ltd.
- Class B
19,556
0.0
2,011
(1)
Hallador Energy Co.
32,739
0.0
10,408
(1)
Hawaiian Electric
Industries, Inc.
154,455
0 .1
2,469
MGE Energy, Inc.
190,829
0 .1
1,168
Middlesex Water Co.
60,794
0.0
5,592
(1)
Montauk Renewables,
Inc.
6,431
0.0
6,374  New Jersey Resources
Corp.
350,060
0 .2
2,716  Northwest Natural
Holding Co.
144,545
0 .1
3,857
NorthWestern Corp.
254,331
0 .1
7,562
(1)(2)
Oklo, Inc.
375,000
0 .2
3,695
ONE Gas, Inc.
318,250
0 .2
3,818  Ormat Technologies,
Inc.
427,311
0 .2
2,435
Otter Tail Corp.
213,720
0 .1
5,902
PNM Resources, Inc.
345,031
0 .2
6,949  Portland General
Electric Co.
366,699
0 .2
1,584
(1)
Pure Cycle Corp.
15,935
0.0
2,135
(2)
SJW Group
125,260
0 .1
4,093  Southwest Gas
Holdings, Inc.
355,682
0 .2
3,651
Spire, Inc.
330,562
0 .2
1,125
Unitil Corp.
58,770
0.0
1,090
York Water Co.
33,190
0.0
5,606,664
3 .0
Total Common Stock
(Cost $133,789,267)
182,932,048
97 .3
RIGHTS : 0.0%
Health Care : 0.0%
18,730
(3)(4)
Cartesian
Therapeutics, Inc. CVR
3,371
0.0
8,741
(3)(4)
Chinook Therapeutics,
Inc. CVR
3,409
0.0
3,559
(3)(4)
Inhibrx, Inc. CVR
14,628
0.0
21,408
0.0
Total Rights
(Cost $—)
21,408
0.0
Shares Value
Percentage
of Net
Assets
WARRANTS : 0.0%
Health Care : 0.0%
165
Pulse Biosciences, Inc.
$ 1,378
0.0
Total Warrants
(Cost $—)
1,378
0.0
Total Long-Term
Investments
(Cost $133,789,267)
182,954,834
97 .3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5 .4%
Repurchase Agreements : 2 .6%
1,266,742
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/31/2026, 3.690%,
due 04/01/2026
(Repurchase
Amount $1,266,870,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.869%, Market Value
plus accrued interest
$1,292,077, due
11/30/27-10/20/75)
1,266,742
0 .7
251,431
(5)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $251,456,
collateralized
by various U.S.
Government
Securities, 4.250%,
Market Value plus
accrued interest
$256,460, due
05/15/35)
251,431
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,266,742
(5)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $1,266,869,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$1,292,077, due
05/12/27-02/20/66)
$ 1,266,742
0 .7
78,595
(5)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase Amount
$78,603, collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $80,167, due
05/07/26-05/15/55)
78,595
0.0
668,774
(5)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $668,841,
collateralized
by various U.S.
Government Agency
Obligations, 1.500%-
6.500%, Market
Value plus accrued
interest $682,150, due
06/01/37-06/20/62)
668,774
0 .4
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,266,742
(5)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $1,266,869,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,292,077, due
05/05/26-01/15/66)
$ 1,266,742
0 .7
Total Repurchase
Agreements
(Cost $4,799,026)
4,799,026
2 .6
Time Deposits : 0 .4%
120,000
(5)
Canadian Imperial
Bank of Commerce,
3.630
%,
04/01/2026 120,000
0 .1
120,000
(5)
Cooperatieve
Rabobank UA,
3.620
%,
04/01/2026 120,000
0 .1
120,000
(5)
Landesbank
Hessen Thueringen
Girozentrale,
3.640
%,
04/01/2026 120,000
0 .1
120,000
(5)
Mizuho Bank Ltd.,
3.640
%,
04/01/2026 120,000
0.0
120,000
(5)
Royal Bank of Canada,
3.700
%,
04/01/2026 120,000
0.0
110,000
(5)
Societe Generale S.A.,
3.620
%,
04/01/2026 110,000
0.0
120,000
(5)
Toronto-Dominion
Bank,
3.640
%,
04/01/2026 120,000
0 .1
Total Time Deposits
(Cost $830,000)
830,000
0 .4

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2 .4%
4,469,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $4,469,000) $ 4,469,000 2 .4
Total Short-Term
Investments
(Cost $10,098,026)
$ 10,098,026
5 .4
Total Investments in
Securities
(Cost $143,887,293) $ 193,052,860 102 .7
Liabilities in Excess
of Other Assets (5,085,680) (2.7)
Net Assets $ 187,967,180 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities.
As of March 31, 2026, the Portfolio held restricted securities with a fair value of $24,555 or —% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 4,731,976 $ — $ — $ 4,731,976
Consumer Discretionary 15,977,882 — — 15,977,882
Consumer Staples 3,316,469 — — 3,316,469
Energy 12,307,916 — — 12,307,916
Financials 31,084,501 — — 31,084,501
Health Care 32,463,025 — 3,147 32,466,172
Industrials 32,650,813 — — 32,650,813
Information Technology 25,980,537 — — 25,980,537
Materials 9,030,080 — — 9,030,080
Real Estate 9,779,038 — — 9,779,038
Utilities 5,606,664 — — 5,606,664
Total Common Stock 182,928,901 — 3,147 182,932,048
Rights — — 21,408 21,408
Warrants — 1,378 — 1,378
Short-Term Investments 4,469,000 5,629,026 — 10,098,026
Total Investments, at fair value $ 187,397,901 $ 5,630,404 $ 24,555 $ 193,052,860
Other Financial Instruments+
Futures 23,742 — — 23,742
Total Assets $ 187,421,643 $ 5,630,404 $ 24,555 $ 193,076,602
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2026, Voya VACS Index Series SC Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Akero Therapeutics, Inc. 12/10/2025 $ — $ 3,147
Cartesian Therapeutics, Inc. CVR 12/12/2023 — 3,371
Chinook Therapeutics, Inc. CVR 8/14/2023 — 3,409
Inhibrx, Inc. CVR 5/31/2024 — 14,628
$ — $ 24,555
At March 31, 2026, the following futures contracts were outstanding for Voya VACS Index Series SC Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
E-mini Russell 2000 Index 44 06/18/26 $ 5,526,840 $ 23,742
$ 5,526,840 $ 23,742

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 66,459,178
Gross Unrealized Depreciation (17,293,611)
Net Unrealized Appreciation $ 49,165,567